Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 28.6%
		Basic Materials: 0.7%
1,000,000	(1)	Air Products and Chemicals, Inc., 1.850%, 05/15/2027	$ 1,030,847	0.1
500,000		Air Products and Chemicals, Inc., 2.050%, 05/15/2030	505,729	0.0
1,000,000		Air Products and Chemicals, Inc., 2.700%, 05/15/2040	1,009,012	0.0
800,000		Barrick Australian Finance Pty Ltd., 5.950%, 10/15/2039	1,100,632	0.1
800,000		Cabot Corp., 3.700%, 07/15/2022	820,241	0.0
500,000	(2)	Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. L.P., 3.700%, 06/01/2028	556,694	0.0
750,000	(1)	Dow Chemical Co/The, 2.100%, 11/15/2030	743,678	0.0
750,000	(1)	Dow Chemical Co/The, 3.600%, 11/15/2050	797,305	0.0
351,000		Dow Chemical Co/The, 4.250%, 10/01/2034	405,736	0.0
1,000,000		DuPont de Nemours, Inc., 5.419%, 11/15/2048	1,377,267	0.1
400,000		Eastman Chemical Co., 4.650%, 10/15/2044	479,933	0.0
280,000		International Paper Co., 3.800%, 01/15/2026	308,403	0.0
532,000	(1)	International Paper Co., 4.350%, 08/15/2048	652,289	0.0
500,000		Linde, Inc./CT, 1.100%, 08/10/2030	466,409	0.0
1,000,000		Linde, Inc./CT, 2.200%, 08/15/2022	1,012,189	0.0
282,000		LYB International Finance BV, 4.000%, 07/15/2023	299,286	0.0
1,000,000		LYB International Finance III LLC, 1.250%, 10/01/2025	999,781	0.0
750,000		LYB International Finance III LLC, 3.375%, 10/01/2040	779,913	0.0
250,000		Mosaic Co/The, 5.450%, 11/15/2033	314,204	0.0
1,000,000		Nucor Corp., 2.000%, 06/01/2025	1,029,955	0.1
1,000,000		Nutrien Ltd., 2.950%, 05/13/2030	1,057,452	0.1
1,000,000		Nutrien Ltd., 3.150%, 10/01/2022	1,020,863	0.0
500,000		PPG Industries, Inc., 1.200%, 03/15/2026	498,093	0.0
500,000		PPG Industries, Inc., 2.550%, 06/15/2030	513,971	0.0
500,000	(1)	Rio Tinto Finance USA Ltd., 3.750%, 06/15/2025	546,754	0.0
750,000		Rio Tinto Finance USA Ltd., 7.125%, 07/15/2028	998,615	0.0
1,000,000		Sherwin-Williams Co/The, 3.450%, 06/01/2027	1,098,781	0.1
250,000	(1)	Southern Copper Corp., 5.875%, 04/23/2045	338,313	0.0
350,000		Southern Copper Corp., 6.750%, 04/16/2040	487,638	0.0
1,955,000		Vale Overseas Ltd., 6.875%, 11/21/2036	2,607,481	0.1
			23,857,464	0.7

		Communications: 3.1%
500,000	(1)	Alibaba Group Holding Ltd., 2.125%, 02/09/2031	480,905	0.0
1,000,000		Alibaba Group Holding Ltd., 2.800%, 06/06/2023	1,034,682	0.0
1,000,000	(1)	Alibaba Group Holding Ltd., 3.400%, 12/06/2027	1,071,992	0.0
1,000,000		Alphabet, Inc., 1.100%, 08/15/2030	945,254	0.0
2,000,000		Alphabet, Inc., 1.900%, 08/15/2040	1,798,021	0.1
1,000,000		Amazon.com, Inc., 2.800%, 08/22/2024	1,060,069	0.0
1,000,000		Amazon.com, Inc., 3.150%, 08/22/2027	1,100,106	0.0
1,000,000		Amazon.com, Inc., 3.800%, 12/05/2024	1,092,109	0.0
1,000,000		Amazon.com, Inc., 4.800%, 12/05/2034	1,275,667	0.1
1,000,000		AT&T, Inc., 1.700%, 03/25/2026	1,012,633	0.0
1,000,000		AT&T, Inc., 2.300%, 06/01/2027	1,035,763	0.0
4,359,000		AT&T, Inc., 2.550%, 12/01/2033	4,292,402	0.1
2,500,000		AT&T, Inc., 3.300%, 02/01/2052	2,426,204	0.1
2,000,000		AT&T, Inc., 3.500%, 06/01/2041	2,056,071	0.1
5,086,000		AT&T, Inc., 3.500%, 09/15/2053	5,043,712	0.2
1,770,000		AT&T, Inc., 3.550%, 09/15/2055	1,749,042	0.1
1,000,000		AT&T, Inc., 3.650%, 06/01/2051	1,021,069	0.0
208,000		AT&T, Inc., 3.650%, 09/15/2059	207,835	0.0
1,264,000		AT&T, Inc., 3.800%, 12/01/2057	1,293,957	0.1
1,000,000		AT&T, Inc., 4.500%, 05/15/2035	1,171,835	0.1
500,000		AT&T, Inc., 4.650%, 06/01/2044	586,326	0.0
1,000,000		Baidu, Inc., 1.720%, 04/09/2026	1,003,194	0.0
500,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.464%, 07/23/2022	512,763	0.0
1,500,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.908%, 07/23/2025	1,687,649	0.1

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

1,000,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/2045	1,361,789	0.1
500,000	(1)	Charter Communications Operating LLC / Charter Communications Operating Capital, 2.300%, 02/01/2032	476,616	0.0
750,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 3.500%, 06/01/2041	737,537	0.0
1,500,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 5.375%, 05/01/2047	1,798,989	0.1
1,000,000		Cisco Systems, Inc., 3.625%, 03/04/2024	1,075,628	0.0
1,500,000		Cisco Systems, Inc., 5.500%, 01/15/2040	2,098,779	0.1
3,000,000		Comcast Corp., 1.950%, 01/15/2031	2,946,492	0.1
336,000	(2)	Comcast Corp., 2.887%, 11/01/2051	322,855	0.0
3,578,000	(2)	Comcast Corp., 2.937%, 11/01/2056	3,386,202	0.1
1,321,000	(2)	Comcast Corp., 2.987%, 11/01/2063	1,240,564	0.1
500,000		Comcast Corp., 3.375%, 02/15/2025	538,489	0.0
1,250,000		Comcast Corp., 3.600%, 03/01/2024	1,340,979	0.1
1,000,000		Comcast Corp., 3.750%, 04/01/2040	1,124,749	0.0
724,000		Comcast Corp., 3.969%, 11/01/2047	827,722	0.0
750,000		Comcast Corp., 4.200%, 08/15/2034	880,100	0.0
750,000		Comcast Corp., 4.250%, 01/15/2033	877,574	0.0
68,000		Comcast Corp., 6.500%, 11/15/2035	97,781	0.0
1,500,000		Deutsche Telekom International Finance BV, 8.750%, 06/15/2030	2,237,715	0.1
1,250,000	(1)	Discovery Communications LLC, 3.625%, 05/15/2030	1,356,573	0.1
250,000		Discovery Communications LLC, 3.900%, 11/15/2024	270,730	0.0
1,500,000		eBay, Inc., 2.700%, 03/11/2030	1,563,058	0.1
500,000		Interpublic Group of Cos, Inc./The, 2.400%, 03/01/2031	502,468	0.0
91,000		Motorola Solutions, Inc., 4.000%, 09/01/2024	99,126	0.0
306,000		NBCUniversal Media, LLC, 4.450%, 01/15/2043	369,507	0.0
500,000		Orange SA, 5.500%, 02/06/2044	686,225	0.0
250,000		Rogers Communications, Inc., 5.000%, 03/15/2044	308,021	0.0
500,000		Telefonica Emisiones SAU, 4.103%, 03/08/2027	562,095	0.0
750,000		Telefonica Emisiones SAU, 4.665%, 03/06/2038	873,855	0.0
1,000,000	(2)	Tencent Holdings Ltd., 2.985%, 01/19/2023	1,026,821	0.0
1,000,000		Time Warner Cable LLC, 4.500%, 09/15/2042	1,096,166	0.0
300,000		TWDC Enterprises 18 Corp., 2.350%, 12/01/2022	307,067	0.0
400,000		TWDC Enterprises 18 Corp., 3.000%, 02/13/2026	432,158	0.0
300,000		TWDC Enterprises 18 Corp., 4.125%, 06/01/2044	360,344	0.0
1,000,000		Verizon Communications, Inc., 1.750%, 01/20/2031	951,205	0.0
1,014,000	(2)	Verizon Communications, Inc., 2.355%, 03/15/2032	1,003,389	0.0
1,000,000		Verizon Communications, Inc., 2.550%, 03/21/2031	1,012,957	0.0
1,000,000		Verizon Communications, Inc., 2.650%, 11/20/2040	940,874	0.0
750,000		Verizon Communications, Inc., 3.550%, 03/22/2051	791,956	0.0
2,000,000		Verizon Communications, Inc., 4.000%, 03/22/2050	2,275,835	0.1
1,585,000		Verizon Communications, Inc., 4.329%, 09/21/2028	1,823,551	0.1
1,650,000		Verizon Communications, Inc., 4.400%, 11/01/2034	1,956,042	0.1
3,000,000		Verizon Communications, Inc., 4.750%, 11/01/2041	3,657,181	0.1
1,636,000		Verizon Communications, Inc., 4.862%, 08/21/2046	2,086,047	0.1
300,000		ViacomCBS, Inc., 3.700%, 08/15/2024	322,075	0.0
248,000		ViacomCBS, Inc., 3.875%, 04/01/2024	264,807	0.0
250,000		ViacomCBS, Inc., 4.000%, 01/15/2026	276,469	0.0
2,500,000	(1)	ViacomCBS, Inc., 4.200%, 05/19/2032	2,862,094	0.1
390,000		ViacomCBS, Inc., 4.375%, 03/15/2043	446,971	0.0
440,000		ViacomCBS, Inc., 5.850%, 09/01/2043	600,653	0.0
2,000,000	(1)	Vodafone Group PLC, 4.125%, 05/30/2025	2,213,559	0.1
1,000,000		Vodafone Group PLC, 6.150%, 02/27/2037	1,369,526	0.1
200,000	(1)	Walt Disney Co/The, 1.750%, 08/30/2024	206,262	0.0
1,000,000	(1)	Walt Disney Co/The, 1.750%, 01/13/2026	1,026,519	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

1,000,000		Walt Disney Co/The, 2.200%, 01/13/2028	1,034,194	0.0
2,000,000	(1)	Walt Disney Co/The, 2.650%, 01/13/2031	2,089,446	0.1
3,000,000		Walt Disney Co/The, 3.500%, 05/13/2040	3,315,335	0.1
1,000,000		Walt Disney Co/The, 3.600%, 01/13/2051	1,115,347	0.0
250,000		Walt Disney Co/The, 4.750%, 09/15/2044	322,538	0.0
			102,108,866	3.1

		Consumer, Cyclical: 1.4%
196,750		American Airlines 2016-2 Class AA Pass Through Trust, 3.200%, 12/15/2029	198,578	0.0
796,630		American Airlines 2016-3 Class AA Pass Through Trust, 3.000%, 04/15/2030	796,615	0.0
195,313		American Airlines 2017-1 Class AA Pass Through Trust, 3.650%, 08/15/2030	202,203	0.0
1,016,887		American Airlines 2017-2 Class AA Pass Through Trust, 3.350%, 04/15/2031	1,027,390	0.0
2,000,000		American Honda Finance Corp., 1.200%, 07/08/2025	2,011,774	0.1
500,000		American Honda Finance Corp., 2.000%, 03/24/2028	508,691	0.0
500,000		American Honda Finance Corp., 2.300%, 09/09/2026	524,109	0.0
500,000	(1)	AutoZone, Inc., 1.650%, 01/15/2031	475,581	0.0
750,000		AutoZone, Inc., 3.125%, 07/15/2023	781,434	0.0
1,000,000	(1)	BorgWarner, Inc., 2.650%, 07/01/2027	1,054,625	0.1
500,000		Cummins, Inc., 1.500%, 09/01/2030	478,410	0.0
250,000		Cummins, Inc., 2.600%, 09/01/2050	234,772	0.0
1,000,000		General Motors Co., 5.400%, 10/02/2023	1,090,910	0.1
750,000		General Motors Co., 6.600%, 04/01/2036	1,008,068	0.0
500,000		General Motors Financial Co., Inc., 1.050%, 03/08/2024	502,292	0.0
500,000		General Motors Financial Co., Inc., 2.400%, 04/10/2028	504,689	0.0
500,000		General Motors Financial Co., Inc., 3.150%, 06/30/2022	509,051	0.0
1,000,000		General Motors Financial Co., Inc., 3.250%, 01/05/2023	1,031,593	0.1
750,000		General Motors Financial Co., Inc., 3.700%, 05/09/2023	782,714	0.0
500,000		General Motors Financial Co., Inc., 3.850%, 01/05/2028	544,600	0.0
500,000		General Motors Financial Co., Inc., 4.350%, 01/17/2027	560,883	0.0
1,000,000		General Motors Financial Co., Inc., 5.250%, 03/01/2026	1,143,302	0.1
1,000,000		Home Depot, Inc./The, 2.700%, 04/15/2030	1,058,673	0.1
500,000	(1)	Home Depot, Inc./The, 2.800%, 09/14/2027	540,207	0.0
1,000,000		Home Depot, Inc./The, 3.300%, 04/15/2040	1,084,622	0.1
2,350,000		Home Depot, Inc./The, 5.875%, 12/16/2036	3,318,379	0.1
500,000	(1)	Kohl's Corp., 3.375%, 05/01/2031	515,142	0.0
500,000		Lear Corp., 4.250%, 05/15/2029	559,884	0.0
500,000	(1)	Lear Corp., 5.250%, 05/15/2049	622,515	0.0
750,000		Lowe's Cos, Inc., 2.625%, 04/01/2031	769,325	0.0
1,000,000		Lowe's Cos, Inc., 3.100%, 05/03/2027	1,082,787	0.1
500,000		Lowe's Cos, Inc., 3.650%, 04/05/2029	553,985	0.0
500,000		Marriott International, Inc./MD, 2.300%, 01/15/2022	501,985	0.0
500,000		Marriott International, Inc./MD, 2.850%, 04/15/2031	506,804	0.0
500,000		Marriott International, Inc./MD, 3.125%, 02/15/2023	512,612	0.0
500,000		McDonald's Corp., 3.700%, 01/30/2026	549,979	0.0
400,000		McDonald's Corp., 4.600%, 05/26/2045	492,896	0.0
500,000		McDonald's Corp., 4.700%, 12/09/2035	617,945	0.0
325,000		McDonalds Corp., 6.300%, 10/15/2037	466,280	0.0
1,250,000		Mohawk Industries, Inc., 3.850%, 02/01/2023	1,296,706	0.1
500,000		NIKE, Inc., 2.375%, 11/01/2026	528,923	0.0
500,000		NIKE, Inc., 3.375%, 11/01/2046	555,159	0.0
500,000	(1)	Nordstrom, Inc., 4.250%, 08/01/2031	506,978	0.0
300,000		O'Reilly Automotive, Inc., 3.800%, 09/01/2022	306,810	0.0
1,250,000		Starbucks Corp., 3.100%, 03/01/2023	1,295,276	0.1
500,000		Starbucks Corp., 3.550%, 08/15/2029	554,263	0.0
400,000		Tapestry, Inc., 4.250%, 04/01/2025	432,448	0.0
750,000		Target Corp., 2.900%, 01/15/2022	755,779	0.0
1,000,000		Target Corp., 3.500%, 07/01/2024	1,080,292	0.1
1,000,000	(1)	TJX Cos, Inc./The, 1.600%, 05/15/2031	964,658	0.0
1,000,000		Toyota Motor Credit Corp., 1.350%, 08/25/2023	1,018,783	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

1,000,000		Toyota Motor Credit Corp., 1.800%, 02/13/2025	1,027,523	0.0
500,000		Toyota Motor Credit Corp., 1.900%, 04/06/2028	506,903	0.0
1,000,000		Toyota Motor Credit Corp., 2.700%, 01/11/2023	1,030,531	0.0
1,000,000		Toyota Motor Credit Corp., 3.050%, 01/11/2028	1,086,209	0.1
500,000		Toyota Motor Credit Corp., 3.200%, 01/11/2027	545,718	0.0
379,118		United Airlines 2015-1 Class AA Pass Through Trust, 3.450%, 06/01/2029	400,602	0.0
197,235		United Airlines 2016-1 Class A Pass Through Trust, 3.450%, 01/07/2030	199,227	0.0
197,234		United Airlines 2016-1 Class AA Pass Through Trust, 3.100%, 01/07/2030	206,128	0.0
858,679		United Airlines 2018-1 Class AA Pass Through Trust, 3.500%, 09/01/2031	908,485	0.0
88,000		Walgreens Boots Alliance, Inc., 3.450%, 06/01/2026	95,495	0.0
1,000,000		Walmart, Inc., 3.300%, 04/22/2024	1,066,096	0.1
300,000		Whirlpool Corp., 3.700%, 05/01/2025	325,129	0.0
200,000		Whirlpool Corp., 4.000%, 03/01/2024	215,373	0.0
			46,635,798	1.4

		Consumer, Non-cyclical: 4.8%
1,000,000		Abbott Laboratories, 1.400%, 06/30/2030	961,306	0.0
284,000		Abbott Laboratories, 3.750%, 11/30/2026	318,752	0.0
339,000		Abbott Laboratories, 4.750%, 11/30/2036	431,735	0.0
500,000		Abbott Laboratories, 4.750%, 04/15/2043	658,695	0.0
1,000,000		Abbott Laboratories, 4.900%, 11/30/2046	1,355,697	0.1
500,000		AbbVie, Inc., 2.800%, 03/15/2023	514,529	0.0
1,500,000		AbbVie, Inc., 3.200%, 05/14/2026	1,619,227	0.1
1,000,000		AbbVie, Inc., 3.200%, 11/21/2029	1,078,155	0.1
500,000		AbbVie, Inc., 3.250%, 10/01/2022	511,040	0.0
500,000		AbbVie, Inc., 3.450%, 03/15/2022	504,490	0.0
1,250,000		AbbVie, Inc., 3.600%, 05/14/2025	1,352,796	0.1
750,000		AbbVie, Inc., 3.800%, 03/15/2025	814,662	0.0
1,000,000		AbbVie, Inc., 4.050%, 11/21/2039	1,150,370	0.1
1,000,000		AbbVie, Inc., 4.250%, 11/21/2049	1,186,022	0.1
500,000		AbbVie, Inc., 4.300%, 05/14/2036	586,905	0.0
500,000		AbbVie, Inc., 4.450%, 05/14/2046	603,342	0.0
1,000,000		AbbVie, Inc., 4.500%, 05/14/2035	1,196,649	0.1
750,000		AbbVie, Inc., 4.550%, 03/15/2035	899,434	0.0
500,000		Aetna, Inc., 2.750%, 11/15/2022	510,264	0.0
250,000		Aetna, Inc., 3.500%, 11/15/2024	268,902	0.0
300,000		Aetna, Inc., 4.500%, 05/15/2042	359,569	0.0
300,000		Altria Group, Inc., 4.250%, 08/09/2042	312,688	0.0
138,000		Altria Group, Inc., 4.800%, 02/14/2029	158,713	0.0
500,000		Altria Group, Inc., 5.800%, 02/14/2039	615,552	0.0
2,000,000		AmerisourceBergen Corp., 2.800%, 05/15/2030	2,076,742	0.1
250,000		AmerisourceBergen Corp., 4.250%, 03/01/2045	289,913	0.0
500,000	(1)	Amgen, Inc., 2.250%, 08/19/2023	515,703	0.0
2,000,000	(1)	Amgen, Inc., 2.300%, 02/25/2031	2,007,680	0.1
1,000,000		Amgen, Inc., 3.150%, 02/21/2040	1,010,415	0.0
1,500,000		Amgen, Inc., 4.400%, 05/01/2045	1,796,528	0.1
3,500,000		Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.900%, 02/01/2046	4,308,827	0.1
1,500,000	(1)	Anheuser-Busch InBev Worldwide, Inc., 3.500%, 06/01/2030	1,643,934	0.1
250,000		Anheuser-Busch InBev Worldwide, Inc., 3.750%, 07/15/2042	269,972	0.0
1,500,000		Anheuser-Busch InBev Worldwide, Inc., 4.350%, 06/01/2040	1,744,977	0.1
1,500,000	(1)	Anheuser-Busch InBev Worldwide, Inc., 4.500%, 06/01/2050	1,793,950	0.1
750,000		Anheuser-Busch InBev Worldwide, Inc., 8.200%, 01/15/2039	1,229,157	0.1
750,000	(1)	Anthem, Inc., 1.500%, 03/15/2026	756,609	0.0
750,000		Anthem, Inc., 2.550%, 03/15/2031	771,350	0.0
250,000		Anthem, Inc., 3.500%, 08/15/2024	267,696	0.0
1,000,000		Anthem, Inc., 3.650%, 12/01/2027	1,111,608	0.1
750,000		Anthem, Inc., 4.101%, 03/01/2028	849,570	0.0
250,000		Anthem, Inc., 4.650%, 08/15/2044	308,938	0.0
100,000		AstraZeneca PLC, 3.500%, 08/17/2023	105,705	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

1,000,000	(1)	AstraZeneca PLC, 4.000%, 01/17/2029	1,143,258	0.1
1,000,000		AstraZeneca PLC, 4.375%, 08/17/2048	1,270,763	0.1
1,400,000		AstraZeneca PLC, 6.450%, 09/15/2037	2,076,750	0.1
500,000		Automatic Data Processing, Inc., 3.375%, 09/15/2025	544,941	0.0
1,000,000		BAT Capital Corp., 3.222%, 08/15/2024	1,060,483	0.0
224,000		Baxalta, Inc., 4.000%, 06/23/2025	245,187	0.0
1,000,000	(1)	Becton Dickinson and Co., 1.957%, 02/11/2031	973,301	0.0
750,000		Biogen, Inc., 4.050%, 09/15/2025	827,974	0.0
500,000		Boston Scientific Corp., 1.900%, 06/01/2025	513,169	0.0
500,000	(1)	Boston Scientific Corp., 2.650%, 06/01/2030	516,370	0.0
200,000		Boston Scientific Corp., 3.375%, 05/15/2022	203,796	0.0
1,000,000	(1)	Bristol-Myers Squibb Co., 1.125%, 11/13/2027	991,825	0.0
1,000,000		Bristol-Myers Squibb Co., 2.350%, 11/13/2040	952,654	0.0
500,000		Bristol-Myers Squibb Co., 3.250%, 08/01/2042	540,191	0.0
236,000		Bristol-Myers Squibb Co., 3.875%, 08/15/2025	260,338	0.0
1,000,000		Bristol-Myers Squibb Co., 3.900%, 02/20/2028	1,131,261	0.1
500,000		Bristol-Myers Squibb Co., 4.625%, 05/15/2044	642,090	0.0
380,000		Bristol-Myers Squibb Co., 5.000%, 08/15/2045	511,387	0.0
1,000,000		Bunge Ltd. Finance Corp., 4.350%, 03/15/2024	1,081,603	0.1
500,000		Cardinal Health, Inc., 3.200%, 03/15/2023	519,732	0.0
500,000		Cardinal Health, Inc., 4.900%, 09/15/2045	600,018	0.0
500,000	(1)	Cigna Corp., 1.250%, 03/15/2026	499,161	0.0
500,000	(1)	Cigna Corp., 2.375%, 03/15/2031	504,969	0.0
750,000		Cigna Corp., 3.250%, 04/15/2025	803,548	0.0
500,000		Cigna Corp., 3.400%, 03/01/2027	546,656	0.0
500,000		Cigna Corp., 3.400%, 03/15/2051	514,706	0.0
250,000		Cigna Corp., 3.500%, 06/15/2024	267,184	0.0
1,000,000		Cigna Corp., 4.800%, 08/15/2038	1,224,841	0.1
500,000		Cigna Corp., 4.800%, 07/15/2046	625,491	0.0
500,000		Cigna Corp., 4.900%, 12/15/2048	640,043	0.0
1,000,000		Clorox Co/The, 1.800%, 05/15/2030	974,665	0.0
750,000		Clorox Co/The, 3.050%, 09/15/2022	764,560	0.0
1,000,000		Coca-Cola Co., 1.650%, 06/01/2030	977,800	0.0
1,000,000		Coca-Cola Co., 2.500%, 03/15/2051	942,767	0.0
1,000,000		Coca-Cola Co., 2.900%, 05/25/2027	1,086,803	0.1
500,000	(1)	Coca-Cola Co/The, 1.500%, 03/05/2028	498,492	0.0
1,500,000	(1)	Coca-Cola Co/The, 2.000%, 03/05/2031	1,506,233	0.1
500,000		Coca-Cola Co/The, 3.000%, 03/05/2051	518,503	0.0
750,000		Colgate-Palmolive Co., 2.250%, 11/15/2022	766,983	0.0
222,000		Conagra Brands, Inc., 3.200%, 01/25/2023	228,422	0.0
1,000,000		Constellation Brands, Inc., 3.200%, 02/15/2023	1,034,609	0.0
1,500,000		CVS Health Corp., 2.700%, 08/21/2040	1,433,586	0.1
750,000		CVS Health Corp., 2.750%, 12/01/2022	766,440	0.0
250,000		CVS Health Corp., 3.375%, 08/12/2024	266,857	0.0
137,000		CVS Health Corp., 3.700%, 03/09/2023	143,094	0.0
443,000		CVS Health Corp., 3.875%, 07/20/2025	485,218	0.0
389,000		CVS Health Corp., 4.300%, 03/25/2028	444,088	0.0
1,000,000		CVS Health Corp., 4.780%, 03/25/2038	1,227,325	0.1
2,000,000		CVS Health Corp., 5.050%, 03/25/2048	2,578,921	0.1
1,000,000		CVS Health Corp., 5.125%, 07/20/2045	1,290,370	0.1
200,000		CVS Health Corp., 5.300%, 12/05/2043	262,863	0.0
2,000,000		Diageo Capital PLC, 2.125%, 04/29/2032	1,990,223	0.1
1,000,000	(1)	Diageo Capital PLC, 3.500%, 09/18/2023	1,058,407	0.0
1,000,000	(1)	Diageo Capital PLC, 3.875%, 05/18/2028	1,129,456	0.1
3,750,000	(1)	Eli Lilly & Co., 2.250%, 05/15/2050	3,397,094	0.1
500,000	(1)	Estee Lauder Cos, Inc./The, 1.950%, 03/15/2031	499,335	0.0
300,000		Estee Lauder Cos, Inc./The, 3.700%, 08/15/2042	335,531	0.0
500,000	(1)	Flowers Foods, Inc., 2.400%, 03/15/2031	500,312	0.0
751,000	(1),(2)	General Mills, Inc., 3.000%, 02/01/2051	751,843	0.0
500,000		Gilead Sciences, Inc., 2.500%, 09/01/2023	518,326	0.0
750,000		Gilead Sciences, Inc., 3.500%, 02/01/2025	807,368	0.0
260,000		Gilead Sciences, Inc., 3.650%, 03/01/2026	285,096	0.0
150,000		Gilead Sciences, Inc., 3.700%, 04/01/2024	160,316	0.0
250,000		Gilead Sciences, Inc., 4.150%, 03/01/2047	292,931	0.0
200,000		Gilead Sciences, Inc., 4.500%, 02/01/2045	242,533	0.0
750,000		Gilead Sciences, Inc., 4.750%, 03/01/2046	944,250	0.0
350,000		Gilead Sciences, Inc., 4.800%, 04/01/2044	441,072	0.0
500,000		GlaxoSmithKline Capital, Inc., 6.375%, 05/15/2038	738,519	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

750,000		Hershey Co/The, 2.300%, 08/15/2026	790,083	0.0
1,750,000		Humana, Inc., 3.850%, 10/01/2024	1,894,498	0.1
500,000		Humana, Inc., 4.950%, 10/01/2044	641,341	0.0
1,000,000		Johnson & Johnson, 2.450%, 03/01/2026	1,065,254	0.0
1,000,000		Johnson & Johnson, 2.900%, 01/15/2028	1,084,879	0.1
500,000		Johnson & Johnson, 2.950%, 03/03/2027	547,061	0.0
1,000,000		Johnson & Johnson, 3.625%, 03/03/2037	1,154,116	0.1
500,000		Johnson & Johnson, 3.700%, 03/01/2046	587,928	0.0
500,000		Johnson & Johnson, 3.750%, 03/03/2047	595,447	0.0
1,000,000		Kellogg Co., 2.100%, 06/01/2030	991,740	0.0
500,000		Kellogg Co., 3.250%, 04/01/2026	542,981	0.0
500,000		Keurig Dr Pepper, Inc., 0.750%, 03/15/2024	500,425	0.0
500,000	(1)	Keurig Dr Pepper, Inc., 2.250%, 03/15/2031	501,356	0.0
500,000		Keurig Dr Pepper, Inc., 3.350%, 03/15/2051	520,396	0.0
250,000		Keurig Dr Pepper, Inc., 3.400%, 11/15/2025	271,370	0.0
350,000		Keurig Dr Pepper, Inc., 4.500%, 11/15/2045	424,799	0.0
1,000,000		Kroger Co., 2.650%, 10/15/2026	1,061,243	0.0
250,000		Kroger Co/The, 4.450%, 02/01/2047	299,363	0.0
879,000		Kroger Co/The, 7.500%, 04/01/2031	1,246,370	0.1
250,000		Laboratory Corp. of America Holdings, 4.700%, 02/01/2045	306,498	0.0
500,000	(1)	McCormick & Co., Inc./MD, 1.850%, 02/15/2031	483,907	0.0
1,000,000		McKesson Corp., 0.900%, 12/03/2025	984,870	0.0
250,000		Mead Johnson Nutrition Co., 4.600%, 06/01/2044	320,925	0.0
311,000		Medtronic, Inc., 3.500%, 03/15/2025	337,623	0.0
716,000		Medtronic, Inc., 4.375%, 03/15/2035	881,127	0.0
72,000		Medtronic, Inc., 4.625%, 03/15/2045	94,159	0.0
1,000,000	(1)	Merck & Co., Inc., 0.750%, 02/24/2026	987,083	0.0
1,000,000	(1)	Merck & Co., Inc., 1.450%, 06/24/2030	966,587	0.0
250,000		Merck & Co., Inc., 3.700%, 02/10/2045	287,764	0.0
1,000,000		Merck & Co., Inc., 3.900%, 03/07/2039	1,168,030	0.1
1,000,000		Merck & Co., Inc., 4.150%, 05/18/2043	1,217,201	0.1
500,000		Molson Coors Beverage Co., 5.000%, 05/01/2042	611,588	0.0
1,000,000	(1)	Mondelez International, Inc., 2.750%, 04/13/2030	1,047,086	0.0
200,000		Mylan, Inc., 4.200%, 11/29/2023	213,208	0.0
500,000		Novartis Capital Corp., 2.200%, 08/14/2030	512,932	0.0
500,000		Novartis Capital Corp., 2.400%, 05/17/2022	506,079	0.0
500,000	(1)	Novartis Capital Corp., 2.750%, 08/14/2050	503,963	0.0
500,000		Novartis Capital Corp., 3.100%, 05/17/2027	544,428	0.0
500,000		Novartis Capital Corp., 3.400%, 05/06/2024	536,515	0.0
1,000,000		PayPal Holdings, Inc., 1.650%, 06/01/2025	1,025,139	0.0
1,000,000		PayPal Holdings, Inc., 2.300%, 06/01/2030	1,025,473	0.0
2,500,000		PepsiCo, Inc., 1.625%, 05/01/2030	2,450,741	0.1
500,000		PepsiCo, Inc., 2.250%, 05/02/2022	505,041	0.0
1,000,000		PepsiCo, Inc., 3.600%, 03/01/2024	1,066,923	0.1
500,000		PepsiCo, Inc., 4.000%, 03/05/2042	595,781	0.0
250,000		PepsiCo, Inc., 4.250%, 10/22/2044	306,201	0.0
750,000		Perrigo Finance Unlimited Co., 3.900%, 12/15/2024	795,341	0.0
1,000,000		Pfizer, Inc., 3.450%, 03/15/2029	1,113,579	0.1
1,000,000		Pfizer, Inc., 3.900%, 03/15/2039	1,171,306	0.1
1,000,000		Pfizer, Inc., 4.100%, 09/15/2038	1,196,472	0.1
500,000		Pfizer, Inc., 4.125%, 12/15/2046	609,329	0.0
500,000		Pfizer, Inc., 4.000%, 12/15/2036	594,443	0.0
1,000,000		Pfizer, Inc., 4.300%, 06/15/2043	1,222,359	0.1
500,000		Philip Morris International, Inc., 2.125%, 05/10/2023	512,686	0.0
750,000		Philip Morris International, Inc., 2.500%, 11/02/2022	766,721	0.0
500,000		Philip Morris International, Inc., 2.625%, 02/18/2022	503,603	0.0
500,000		Philip Morris International, Inc., 3.125%, 03/02/2028	538,555	0.0
250,000	(1)	Philip Morris International, Inc., 3.250%, 11/10/2024	268,656	0.0
500,000		Philip Morris International, Inc., 3.875%, 08/21/2042	543,302	0.0
750,000	(1)	Procter & Gamble Co/The, 1.000%, 04/23/2026	751,403	0.0
750,000	(1)	Procter & Gamble Co/The, 1.950%, 04/23/2031	761,228	0.0
1,000,000	(1)	Quest Diagnostics, Inc., 2.800%, 06/30/2031	1,045,598	0.0
500,000		Reynolds American, Inc., 5.700%, 08/15/2035	599,218	0.0
1,250,000		Reynolds American, Inc., 6.150%, 09/15/2043	1,545,376	0.1

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

1,000,000	(1)	Sanofi, 3.625%, 06/19/2028	1,138,832	0.1
500,000		Stryker Corp., 3.500%, 03/15/2026	545,624	0.0
750,000		Tyson Foods, Inc., 3.550%, 06/02/2027	828,017	0.0
150,000		Unilever Capital Corp., 2.600%, 05/05/2024	157,309	0.0
500,000		Unilever Capital Corp., 3.250%, 03/07/2024	530,576	0.0
1,000,000	(1)	Unilever Capital Corp., 3.500%, 03/22/2028	1,109,263	0.1
500,000		UnitedHealth Group, Inc., 2.900%, 05/15/2050	502,123	0.0
1,000,000		UnitedHealth Group, Inc., 2.000%, 05/15/2030	1,003,420	0.0
500,000		UnitedHealth Group, Inc., 2.750%, 02/15/2023	513,746	0.0
1,000,000		UnitedHealth Group, Inc., 2.750%, 05/15/2040	1,001,465	0.0
300,000		UnitedHealth Group, Inc., 2.875%, 12/15/2021	301,582	0.0
500,000		UnitedHealth Group, Inc., 2.875%, 03/15/2023	518,665	0.0
500,000		UnitedHealth Group, Inc., 2.950%, 10/15/2027	543,365	0.0
500,000		UnitedHealth Group, Inc., 3.100%, 03/15/2026	542,476	0.0
500,000		UnitedHealth Group, Inc., 3.125%, 05/15/2060	512,561	0.0
1,000,000		UnitedHealth Group, Inc., 3.500%, 06/15/2023	1,052,814	0.0
1,000,000		UnitedHealth Group, Inc., 3.850%, 06/15/2028	1,132,326	0.1
1,000,000		UnitedHealth Group, Inc., 4.250%, 04/15/2047	1,234,978	0.1
250,000		UnitedHealth Group, Inc., 4.625%, 07/15/2035	310,891	0.0
250,000		UnitedHealth Group, Inc., 4.750%, 07/15/2045	328,050	0.0
1,000,000		Zoetis, Inc., 2.000%, 05/15/2030	991,517	0.0
1,000,000		Zoetis, Inc., 3.000%, 05/15/2050	1,010,001	0.0
500,000		Zoetis, Inc., 4.500%, 11/13/2025	563,062	0.0
			160,473,029	4.8

		Energy: 2.1%
1,000,000		Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc., 3.138%, 11/07/2029	1,075,050	0.0
250,000		Boardwalk Pipelines L.P., 4.950%, 12/15/2024	276,762	0.0
500,000		Boardwalk Pipelines L.P., 5.950%, 06/01/2026	585,603	0.0
1,000,000		BP Capital Markets America, Inc., 2.750%, 05/10/2023	1,038,724	0.0
500,000		BP Capital Markets America, Inc., 3.017%, 01/16/2027	537,706	0.0
250,000		BP Capital Markets America, Inc., 3.119%, 05/04/2026	270,451	0.0
500,000		BP Capital Markets America, Inc., 3.216%, 11/28/2023	527,549	0.0
500,000		BP Capital Markets America, Inc., 3.379%, 02/08/2061	498,705	0.0
1,000,000		BP Capital Markets America, Inc., 3.937%, 09/21/2028	1,129,167	0.1
250,000		BP Capital Markets PLC, 3.535%, 11/04/2024	270,492	0.0
500,000		BP Capital Markets PLC, 3.814%, 02/10/2024	536,767	0.0
250,000		Canadian Natural Resources Ltd., 3.800%, 04/15/2024	266,151	0.0
500,000		Chevron Corp., 2.566%, 05/16/2023	515,887	0.0
500,000		Chevron Corp., 2.895%, 03/03/2024	527,361	0.0
500,000		Chevron Corp., 2.954%, 05/16/2026	539,012	0.0
1,000,000		Chevron Corp., 2.978%, 05/11/2040	1,035,901	0.0
300,000		Chevron USA, Inc., 3.900%, 11/15/2024	327,685	0.0
700,000		Chevron USA, Inc., 5.050%, 11/15/2044	932,413	0.0
129,000		ConocoPhillips Co., 4.150%, 11/15/2034	147,691	0.0
500,000		ConocoPhillips Co., 4.300%, 11/15/2044	595,117	0.0
2,000,000		ConocoPhillips, 6.500%, 02/01/2039	2,919,725	0.1
66,000	(2)	Eastern Gas Transmission & Storage, Inc., 3.600%, 12/15/2024	70,820	0.0
500,000		Ecopetrol SA, 4.125%, 01/16/2025	521,095	0.0
250,000		Enbridge, Inc., 3.500%, 06/10/2024	266,632	0.0
250,000		Enbridge, Inc., 4.500%, 06/10/2044	292,005	0.0
500,000		Energy Transfer L.P., 3.450%, 01/15/2023	514,621	0.0
500,000		Energy Transfer L.P., 3.600%, 02/01/2023	515,622	0.0
500,000		Energy Transfer L.P., 4.950%, 01/15/2043	547,370	0.0
800,000		Energy Transfer L.P., 6.125%, 12/15/2045	1,019,579	0.0
1,809,000		Energy Transfer L.P., 6.500%, 02/01/2042	2,353,890	0.1
1,000,000		Enterprise Products Operating LLC, 3.200%, 02/15/2052	969,883	0.0
500,000		Enterprise Products Operating LLC, 3.700%, 02/15/2026	549,121	0.0
100,000		Enterprise Products Operating LLC, 3.750%, 02/15/2025	108,532	0.0
500,000		Enterprise Products Operating LLC, 3.950%, 02/15/2027	556,947	0.0
300,000		Enterprise Products Operating LLC, 4.450%, 02/15/2043	346,114	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

1,100,000		Enterprise Products Operating LLC, 4.850%, 03/15/2044	1,325,165	0.1
1,750,000		Enterprise Products Operating LLC, 4.900%, 05/15/2046	2,151,655	0.1
1,950,000		EOG Resources, Inc., 2.625%, 03/15/2023	2,003,138	0.1
250,000		EOG Resources, Inc., 4.150%, 01/15/2026	279,086	0.0
1,000,000		Equinor ASA, 2.375%, 05/22/2030	1,029,291	0.0
250,000		Equinor ASA, 2.750%, 11/10/2021	250,649	0.0
500,000		Equinor ASA, 3.625%, 09/10/2028	557,825	0.0
500,000		Equinor ASA, 3.950%, 05/15/2043	577,114	0.0
500,000		Exxon Mobil Corp., 2.726%, 03/01/2023	515,241	0.0
500,000		Exxon Mobil Corp., 3.043%, 03/01/2026	539,901	0.0
500,000		Exxon Mobil Corp., 4.114%, 03/01/2046	583,763	0.0
500,000	(1)	Halliburton Co., 2.920%, 03/01/2030	517,455	0.0
27,000		Halliburton Co., 3.500%, 08/01/2023	28,298	0.0
31,000		Halliburton Co., 3.800%, 11/15/2025	33,967	0.0
500,000		Halliburton Co., 4.750%, 08/01/2043	573,473	0.0
500,000		Halliburton Co., 4.850%, 11/15/2035	590,316	0.0
1,000,000		Hess Corp., 5.600%, 02/15/2041	1,251,452	0.1
500,000		Kinder Morgan Energy Partners L.P., 3.500%, 09/01/2023	524,466	0.0
167,000		Kinder Morgan Energy Partners L.P., 3.950%, 09/01/2022	171,010	0.0
400,000		Kinder Morgan Energy Partners L.P., 4.300%, 05/01/2024	431,551	0.0
400,000		Kinder Morgan Energy Partners L.P., 5.400%, 09/01/2044	497,403	0.0
1,325,000		Kinder Morgan Energy Partners L.P., 6.950%, 01/15/2038	1,880,360	0.1
750,000	(1)	Kinder Morgan, Inc., 2.000%, 02/15/2031	723,515	0.0
500,000	(1)	Kinder Morgan, Inc., 3.600%, 02/15/2051	506,376	0.0
500,000	(1)	Kinder Morgan, Inc., 4.300%, 06/01/2025	552,443	0.0
500,000		Kinder Morgan, Inc., 5.050%, 02/15/2046	605,697	0.0
500,000		Kinder Morgan, Inc., 5.550%, 06/01/2045	637,933	0.0
1,500,000		Magellan Midstream Partners L.P., 4.200%, 12/01/2042	1,624,342	0.1
500,000		Marathon Oil Corp., 5.200%, 06/01/2045	597,519	0.0
400,000		Marathon Petroleum Corp., 4.750%, 09/15/2044	468,673	0.0
1,000,000		MPLX L.P., 4.000%, 03/15/2028	1,105,088	0.1
1,000,000		MPLX L.P., 4.875%, 12/01/2024	1,108,099	0.1
1,000,000		ONEOK Partners L.P., 6.200%, 09/15/2043	1,300,301	0.1
500,000		Petroleos Mexicanos, 4.875%, 01/18/2024	521,020	0.0
1,500,000	(1)	Phillips 66, 3.900%, 03/15/2028	1,665,114	0.1
250,000		Phillips 66, 4.650%, 11/15/2034	298,337	0.0
500,000		Pioneer Natural Resources Co., 3.950%, 07/15/2022	508,685	0.0
750,000		Plains All American Pipeline L.P. / PAA Finance Corp., 4.650%, 10/15/2025	831,529	0.0
250,000		Plains All American Pipeline L.P. / PAA Finance Corp., 4.700%, 06/15/2044	268,784	0.0
1,500,000	(1)	Schlumberger Investment SA, 2.650%, 06/26/2030	1,548,525	0.1
1,040,000	(1)	Shell International Finance BV, 2.875%, 05/10/2026	1,121,384	0.1
1,000,000		Shell International Finance BV, 3.250%, 05/11/2025	1,080,707	0.0
500,000		Shell International Finance BV, 3.750%, 09/12/2046	569,800	0.0
1,500,000		Shell International Finance BV, 4.125%, 05/11/2035	1,771,217	0.1
250,000		Shell International Finance BV, 4.375%, 05/11/2045	307,274	0.0
600,000		Spectra Energy Partners L.P., 4.500%, 03/15/2045	705,730	0.0
500,000		Suncor Energy, Inc., 3.750%, 03/04/2051	536,941	0.0
1,450,000		Suncor Energy, Inc., 6.500%, 06/15/2038	2,017,619	0.1
500,000		TotalEnergies Capital Canada Ltd., 2.750%, 07/15/2023	521,828	0.0
2,000,000		TransCanada PipeLines Ltd., 4.625%, 03/01/2034	2,358,462	0.1
1,000,000		TransCanada Pipelines Ltd., 7.625%, 01/15/2039	1,549,417	0.1
1,000,000		Valero Energy Corp., 6.625%, 06/15/2037	1,352,394	0.1
1,250,000		Williams Cos, Inc./The, 2.600%, 03/15/2031	1,267,803	0.1
400,000		Williams Cos, Inc./The, 4.000%, 09/15/2025	438,562	0.0
500,000		Williams Cos, Inc./The, 4.300%, 03/04/2024	536,948	0.0
500,000		Williams Cos, Inc./The, 5.100%, 09/15/2045	619,946	0.0
500,000		Williams Cos, Inc./The, 5.400%, 03/04/2044	631,571	0.0
			71,758,312	2.1

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

		Financial: 9.8%
500,000		Air Lease Corp., 3.000%, 09/15/2023	519,818	0.0
500,000		Air Lease Corp., 3.500%, 01/15/2022	504,339	0.0
1,000,000		Alexandria Real Estate Equities, Inc., 2.000%, 05/18/2032	970,252	0.0
500,000	(1)	Allstate Corp./The, 1.450%, 12/15/2030	478,214	0.0
1,000,000	(1)	Allstate Corp./The, 3.280%, 12/15/2026	1,096,541	0.1
1,000,000		American Campus Communities Operating Partnership L.P., 3.875%, 01/30/2031	1,116,606	0.1
750,000		American Express Co., 3.000%, 10/30/2024	800,854	0.0
1,000,000		American Express Co., 3.400%, 02/27/2023	1,039,900	0.0
500,000		American Express Credit Corp., 2.700%, 03/03/2022	504,096	0.0
1,000,000		American Express Credit Corp., 3.300%, 05/03/2027	1,109,586	0.1
1,000,000		American International Group, Inc., 3.750%, 07/10/2025	1,089,034	0.1
1,000,000		American International Group, Inc., 4.375%, 06/30/2050	1,232,966	0.1
900,000		American International Group, Inc., 4.500%, 07/16/2044	1,100,280	0.1
250,000		American International Group, Inc., 4.700%, 07/10/2035	305,406	0.0
500,000		American Tower Corp., 1.600%, 04/15/2026	502,248	0.0
500,000		American Tower Corp., 2.700%, 04/15/2031	511,592	0.0
500,000		American Tower Corp., 3.375%, 10/15/2026	541,386	0.0
1,000,000		American Tower Corp., 3.500%, 01/31/2023	1,041,202	0.0
750,000		American Tower Corp., 3.550%, 07/15/2027	817,839	0.0
500,000	(1)	Aon Corp., 3.750%, 05/02/2029	556,943	0.0
1,000,000		Aon PLC, 4.450%, 05/24/2043	1,193,760	0.1
500,000		Aon PLC, 4.600%, 06/14/2044	624,699	0.0
500,000	(1)	Aon PLC, 4.750%, 05/15/2045	634,147	0.0
264,000	(1)	Assured Guaranty US Holdings, Inc., 5.000%, 07/01/2024	292,732	0.0
500,000		AvalonBay Communities, Inc., 2.300%, 03/01/2030	507,878	0.0
500,000		AvalonBay Communities, Inc., 2.850%, 03/15/2023	513,848	0.0
600,000		Banco Santander SA, 3.125%, 02/23/2023	621,519	0.0
800,000		Banco Santander SA, 3.500%, 04/11/2022	813,212	0.0
600,000		Banco Santander SA, 3.800%, 02/23/2028	658,112	0.0
400,000		Banco Santander SA, 4.250%, 04/11/2027	449,783	0.0
400,000		Banco Santander SA, 5.179%, 11/19/2025	454,620	0.0
500,000	(3)	Bank of America Corp., 1.734%, 07/22/2027	502,389	0.0
1,281,000	(3)	Bank of America Corp., 1.898%, 07/23/2031	1,236,053	0.1
500,000	(3)	Bank of America Corp., 2.496%, 02/13/2031	506,273	0.0
2,000,000	(3)	Bank of America Corp., 2.592%, 04/29/2031	2,042,437	0.1
2,500,000	(3)	Bank of America Corp., 2.676%, 06/19/2041	2,416,074	0.1
500,000	(3)	Bank of America Corp., 2.687%, 04/22/2032	509,424	0.0
500,000	(3)	Bank of America Corp., 2.881%, 04/24/2023	506,899	0.0
1,000,000	(3)	Bank of America Corp., 3.093%, 10/01/2025	1,063,339	0.1
500,000	(3)	Bank of America Corp., 3.311%, 04/22/2042	525,268	0.0
2,000,000		Bank of America Corp., 3.300%, 01/11/2023	2,076,083	0.1
2,384,000	(3)	Bank of America Corp., 3.419%, 12/20/2028	2,585,576	0.1
1,000,000		Bank of America Corp., 3.500%, 04/19/2026	1,092,581	0.1
500,000	(3)	Bank of America Corp., 3.550%, 03/05/2024	521,349	0.0
1,020,000	(3)	Bank of America Corp., 3.824%, 01/20/2028	1,126,309	0.1
1,500,000		Bank of America Corp., 3.950%, 04/21/2025	1,635,344	0.1
1,280,000		Bank of America Corp., 4.183%, 11/25/2027	1,427,704	0.1
1,000,000		Bank of America Corp., 4.250%, 10/22/2026	1,126,429	0.1
2,000,000		Bank of America Corp., 4.450%, 03/03/2026	2,240,570	0.1
750,000		Bank of Montreal, 2.350%, 09/11/2022	765,335	0.0
1,000,000	(3)	Bank of Montreal, 3.803%, 12/15/2032	1,096,437	0.1
500,000		Bank of New York Mellon Corp./The, 0.500%, 04/26/2024	499,210	0.0
500,000		Bank of New York Mellon Corp./The, 2.600%, 02/07/2022	503,199	0.0
750,000	(3)	Bank of New York Mellon Corp./The, 2.661%, 05/16/2023	760,918	0.0
1,000,000		Bank of New York Mellon Corp./The, 2.950%, 01/29/2023	1,033,190	0.0
750,000		Bank of New York Mellon Corp./The, 3.250%, 05/16/2027	820,108	0.0
500,000	(3)	Bank of New York Mellon Corp./The, 3.442%, 02/07/2028	550,427	0.0
500,000		Bank of New York Mellon Corp., 2.200%, 08/16/2023	516,380	0.0
700,000		Bank of New York Mellon Corp., 3.000%, 10/30/2028	757,401	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

500,000		Bank of Nova Scotia/The, 2.450%, 09/19/2022	511,004	0.0
500,000		Bank of Nova Scotia, 4.500%, 12/16/2025	562,169	0.0
1,000,000	(1),(3)	Barclays PLC, 2.667%, 03/10/2032	1,004,426	0.0
750,000	(1),(3)	Barclays PLC, 3.811%, 03/10/2042	797,201	0.0
750,000		Barclays PLC, 4.375%, 01/12/2026	837,410	0.0
1,000,000		Barclays PLC, 5.200%, 05/12/2026	1,145,785	0.1
250,000	(1)	Barclays PLC, 5.250%, 08/17/2045	334,688	0.0
1,000,000		Berkshire Hathaway Finance Corp., 4.200%, 08/15/2048	1,213,653	0.1
1,000,000		Berkshire Hathaway, Inc., 3.125%, 03/15/2026	1,085,801	0.1
2,000,000		BlackRock, Inc., 1.900%, 01/28/2031	2,000,536	0.1
500,000		BNP Paribas SA, 3.250%, 03/03/2023	520,974	0.0
1,000,000	(1),(2)	BNP Paribas SA, 3.500%, 11/16/2027	1,089,772	0.1
1,000,000	(1)	Boston Properties L.P., 2.550%, 04/01/2032	999,400	0.0
500,000		Boston Properties L.P., 3.250%, 01/30/2031	531,585	0.0
1,000,000	(2)	BPCE SA, 3.250%, 01/11/2028	1,074,855	0.1
1,500,000		Brighthouse Financial, Inc., 5.625%, 05/15/2030	1,812,669	0.1
750,000		Brookfield Finance, Inc., 2.724%, 04/15/2031	767,905	0.0
500,000		Capital One Financial Corp., 3.200%, 01/30/2023	517,770	0.0
500,000		Capital One Financial Corp., 3.200%, 02/05/2025	534,672	0.0
500,000		Capital One Financial Corp., 3.300%, 10/30/2024	536,606	0.0
1,000,000		Capital One Financial Corp., 3.650%, 05/11/2027	1,108,347	0.1
500,000		Capital One Financial Corp., 3.750%, 04/24/2024	536,594	0.0
500,000		Capital One Financial Corp., 3.750%, 07/28/2026	549,191	0.0
500,000		Capital One Financial Corp., 3.800%, 01/31/2028	555,941	0.0
500,000		Capital One Financial Corp., 4.200%, 10/29/2025	554,426	0.0
500,000		Charles Schwab Corp./The, 0.750%, 03/18/2024	502,487	0.0
1,000,000		Charles Schwab Corp./The, 2.650%, 01/25/2023	1,029,316	0.0
1,000,000		Charles Schwab Corp./The, 3.200%, 01/25/2028	1,092,658	0.1
1,000,000		Chubb Corp./The, 6.000%, 05/11/2037	1,443,147	0.1
750,000		Chubb INA Holdings, Inc., 2.700%, 03/13/2023	775,609	0.0
1,000,000	(3)	Citigroup, Inc., 2.561%, 05/01/2032	1,010,565	0.0
1,410,000	(3)	Citigroup, Inc., 2.572%, 06/03/2031	1,438,065	0.1
750,000		Citigroup, Inc., 2.700%, 10/27/2022	767,968	0.0
500,000	(3)	Citigroup, Inc., 2.876%, 07/24/2023	509,881	0.0
1,000,000	(3)	Citigroup, Inc., 3.142%, 01/24/2023	1,008,464	0.0
500,000		Citigroup, Inc., 3.400%, 05/01/2026	544,598	0.0
1,000,000		Citigroup, Inc., 3.500%, 05/15/2023	1,047,942	0.0
1,000,000	(3)	Citigroup, Inc., 3.878%, 01/24/2039	1,144,005	0.1
1,500,000	(3)	Citigroup, Inc., 3.887%, 01/10/2028	1,658,714	0.1
1,000,000	(3)	Citigroup, Inc., 3.980%, 03/20/2030	1,123,631	0.1
750,000		Citigroup, Inc., 4.050%, 07/30/2022	772,871	0.0
1,500,000		Citigroup, Inc., 4.125%, 07/25/2028	1,675,633	0.1
700,000	(1)	Citigroup, Inc., 4.000%, 08/05/2024	759,557	0.0
500,000		Citigroup, Inc., 4.300%, 11/20/2026	561,931	0.0
500,000		Citigroup, Inc., 4.400%, 06/10/2025	553,286	0.0
1,000,000		Citigroup, Inc., 4.450%, 09/29/2027	1,138,009	0.1
500,000		Citigroup, Inc., 4.600%, 03/09/2026	565,009	0.0
793,000		Citigroup, Inc., 5.300%, 05/06/2044	1,056,848	0.0
615,000		Citigroup, Inc., 8.125%, 07/15/2039	1,052,193	0.0
1,000,000		Citizens Financial Group, Inc., 3.250%, 04/30/2030	1,071,824	0.1
300,000		CNA Financial Corp., 4.500%, 03/01/2026	339,036	0.0
250,000		Comerica, Inc., 3.800%, 07/22/2026	275,222	0.0
500,000		Cooperatieve Rabobank UA, 3.750%, 07/21/2026	551,358	0.0
500,000		Cooperatieve Rabobank UA, 3.950%, 11/09/2022	519,133	0.0
500,000		Cooperatieve Rabobank UA, 4.375%, 08/04/2025	554,567	0.0
500,000		Corporate Office Properties L.P., 2.750%, 04/15/2031	505,667	0.0
10,000,000	(1),(2)	CPPIB Capital, Inc., 3.125%, 09/25/2023	10,548,365	0.3
750,000	(2)	Credit Suisse Group AG, 3.574%, 01/09/2023	756,189	0.0
1,000,000		Credit Suisse Group AG, 3.800%, 06/09/2023	1,053,890	0.0
750,000	(2)	Credit Suisse Group AG, 4.282%, 01/09/2028	834,121	0.0
500,000		Crown Castle International Corp., 1.050%, 07/15/2026	489,670	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

1,000,000		Crown Castle International Corp., 2.100%, 04/01/2031	963,440	0.0
500,000		Crown Castle International Corp., 2.900%, 04/01/2041	482,670	0.0
1,000,000		Crown Castle International Corp., 3.150%, 07/15/2023	1,044,324	0.0
1,000,000	(3)	Deutsche Bank AG/New York NY, 1.447%, 04/01/2025	1,007,169	0.0
1,000,000	(3)	Deutsche Bank AG/New York NY, 3.961%, 11/26/2025	1,081,979	0.1
400,000		Deutsche Bank AG/New York NY, 4.100%, 01/13/2026	438,577	0.0
500,000	(1)	Discover Bank, 4.200%, 08/08/2023	533,669	0.0
400,000		Discover Bank, 4.250%, 03/13/2026	446,311	0.0
1,000,000		Duke Realty L.P., 1.750%, 07/01/2030	960,362	0.0
500,000		ERP Operating L.P., 4.500%, 07/01/2044	627,008	0.0
500,000		Federal Realty Investment Trust, 3.500%, 06/01/2030	543,101	0.0
750,000		Fifth Third Bancorp, 2.600%, 06/15/2022	760,858	0.0
1,000,000		Fifth Third Bancorp, 3.500%, 03/15/2022	1,012,080	0.0
400,000		Fifth Third Bancorp, 4.300%, 01/16/2024	430,206	0.0
750,000		Franklin Resources, Inc., 1.600%, 10/30/2030	714,309	0.0
1,000,000		GE Capital Funding LLC, 4.050%, 05/15/2027	1,123,340	0.1
1,000,000		GE Capital Funding LLC, 4.550%, 05/15/2032	1,184,943	0.1
5,801,000		GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/2035	6,967,400	0.2
1,750,000	(3)	Goldman Sachs Group, Inc./The, 1.431%, 03/09/2027	1,746,117	0.1
500,000	(3)	Goldman Sachs Group, Inc./The, 2.615%, 04/22/2032	506,371	0.0
1,580,000	(3)	Goldman Sachs Group, Inc./The, 2.876%, 10/31/2022	1,582,760	0.1
500,000	(3)	Goldman Sachs Group, Inc./The, 3.210%, 04/22/2042	517,351	0.0
500,000		Goldman Sachs Group, Inc./The, 3.200%, 02/23/2023	518,146	0.0
500,000		Goldman Sachs Group, Inc./The, 3.500%, 11/16/2026	540,558	0.0
500,000		Goldman Sachs Group, Inc./The, 3.750%, 02/25/2026	548,928	0.0
500,000	(3)	Goldman Sachs Group, Inc./The, 3.814%, 04/23/2029	553,729	0.0
500,000		Goldman Sachs Group, Inc./The, 3.850%, 01/26/2027	549,674	0.0
500,000		Goldman Sachs Group, Inc., 3.750%, 05/22/2025	542,062	0.0
1,000,000		Goldman Sachs Group, Inc., 3.850%, 07/08/2024	1,076,877	0.1
750,000		Goldman Sachs Group, Inc., 5.750%, 01/24/2022	762,736	0.0
4,000,000		Goldman Sachs Group, Inc., 6.750%, 10/01/2037	5,735,078	0.2
1,000,000	(3)	HSBC Holdings PLC, 2.633%, 11/07/2025	1,043,391	0.0
1,000,000	(3)	HSBC Holdings PLC, 3.803%, 03/11/2025	1,066,962	0.1
750,000	(3)	HSBC Holdings PLC, 4.292%, 09/12/2026	827,633	0.0
300,000		HSBC Holdings PLC, 4.300%, 03/08/2026	334,168	0.0
500,000	(1)	HSBC Holdings PLC, 4.375%, 11/23/2026	557,611	0.0
500,000	(3)	HSBC Holdings PLC, 4.583%, 06/19/2029	568,002	0.0
500,000	(1),(3)	HSBC Holdings PLC, 6.000%, 12/31/2199	549,375	0.0
3,400,000		HSBC Holdings PLC, 6.500%, 09/15/2037	4,720,533	0.2
250,000		HSBC USA, Inc., 3.500%, 06/23/2024	268,427	0.0
1,000,000		Huntington National Bank/The, 3.550%, 10/06/2023	1,059,580	0.0
500,000		ING Groep NV, 3.150%, 03/29/2022	507,178	0.0
1,000,000		Intercontinental Exchange, Inc., 1.850%, 09/15/2032	942,093	0.0
1,000,000		Jefferies Group LLC / Jefferies Group Capital Finance, Inc., 4.150%, 01/23/2030	1,125,440	0.1
900,000		Jefferies Group LLC, 5.125%, 01/20/2023	952,173	0.0
1,500,000	(3)	JPMorgan Chase & Co., 1.764%, 11/19/2031	1,433,290	0.1
1,000,000	(3)	JPMorgan Chase & Co., 2.182%, 06/01/2028	1,021,581	0.0
1,500,000	(3)	JPMorgan Chase & Co., 2.525%, 11/19/2041	1,422,022	0.1
1,000,000	(3)	JPMorgan Chase & Co., 2.580%, 04/22/2032	1,014,612	0.0
500,000		JPMorgan Chase & Co., 2.950%, 10/01/2026	536,162	0.0
2,000,000	(3)	JPMorgan Chase & Co., 2.956%, 05/13/2031	2,081,877	0.1
1,000,000	(3)	JPMorgan Chase & Co., 3.109%, 04/22/2041	1,035,110	0.0
750,000		JPMorgan Chase & Co., 3.125%, 01/23/2025	797,467	0.0
1,250,000	(3)	JPMorgan Chase & Co., 3.157%, 04/22/2042	1,299,106	0.1
750,000	(3)	JPMorgan Chase & Co., 3.220%, 03/01/2025	792,413	0.0
1,000,000	(3)	JPMorgan Chase & Co., 3.328%, 04/22/2052	1,049,430	0.0
1,000,000	(3)	JPMorgan Chase & Co., 3.509%, 01/23/2029	1,088,579	0.1
750,000	(3)	JPMorgan Chase & Co., 3.540%, 05/01/2028	819,694	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

1,000,000	(3)	JPMorgan Chase & Co., 3.782%, 02/01/2028	1,102,573	0.1
750,000	(3)	JPMorgan Chase & Co., 3.882%, 07/24/2038	864,122	0.0
1,000,000		JPMorgan Chase & Co., 4.125%, 12/15/2026	1,124,995	0.1
1,000,000		JPMorgan Chase & Co., 4.250%, 10/01/2027	1,137,982	0.1
2,375,000		JPMorgan Chase & Co., 5.500%, 10/15/2040	3,256,049	0.1
500,000		Kemper Corp., 4.350%, 02/15/2025	543,428	0.0
500,000		KeyBank NA/Cleveland OH, 2.300%, 09/14/2022	510,144	0.0
750,000		KeyBank NA/Cleveland OH, 2.400%, 06/09/2022	761,037	0.0
500,000		KeyBank NA/Cleveland OH, 3.400%, 05/20/2026	544,001	0.0
500,000		Kilroy Realty L.P., 2.500%, 11/15/2032	493,053	0.0
400,000		Kilroy Realty L.P., 4.250%, 08/15/2029	452,195	0.0
250,000		Kilroy Realty L.P., 4.375%, 10/01/2025	278,357	0.0
1,500,000		Kimco Realty Corp., 2.700%, 10/01/2030	1,543,910	0.1
1,000,000		Korea Development Bank/The, 1.000%, 09/09/2026	989,400	0.0
3,000,000		Kreditanstalt fuer Wiederaufbau, 2.125%, 03/07/2022	3,025,508	0.1
10,000,000		Kreditanstalt fuer Wiederaufbau, 2.625%, 01/25/2022	10,077,171	0.3
3,000,000		Landwirtschaftliche Rentenbank, 0.875%, 09/03/2030	2,831,096	0.1
750,000		Lincoln National Corp., 3.625%, 12/12/2026	825,616	0.0
1,000,000		Lincoln National Corp., 3.800%, 03/01/2028	1,114,307	0.1
500,000		Lincoln National Corp., 4.200%, 03/15/2022	508,631	0.0
500,000	(3)	Lloyds Banking Group PLC, 2.907%, 11/07/2023	513,100	0.0
750,000		Lloyds Banking Group PLC, 3.000%, 01/11/2022	755,594	0.0
500,000	(3)	Lloyds Banking Group PLC, 3.574%, 11/07/2028	544,603	0.0
1,000,000		Lloyds Banking Group PLC, 3.900%, 03/12/2024	1,075,360	0.1
500,000		Lloyds Banking Group PLC, 4.650%, 03/24/2026	562,217	0.0
250,000		Loews Corp., 3.750%, 04/01/2026	275,968	0.0
1,000,000		Manufacturers & Traders Trust Co., 2.500%, 05/18/2022	1,012,440	0.0
500,000	(3)	Manulife Financial Corp., 4.061%, 02/24/2032	548,512	0.0
500,000		Manulife Financial Corp., 4.150%, 03/04/2026	559,485	0.0
500,000		Manulife Financial Corp., 5.375%, 03/04/2046	701,756	0.0
1,000,000		Markel Corp., 3.625%, 03/30/2023	1,043,642	0.0
1,000,000	(1)	Marsh & McLennan Cos, Inc., 2.250%, 11/15/2030	1,007,958	0.0
400,000	(1)	Marsh & McLennan Cos, Inc., 3.500%, 03/10/2025	430,528	0.0
500,000		Mastercard, Inc., 2.950%, 03/15/2051	517,358	0.0
1,000,000		Mastercard, Inc., 3.500%, 02/26/2028	1,115,230	0.1
500,000		MetLife, Inc., 4.050%, 03/01/2045	594,996	0.0
400,000		MetLife, Inc., 4.125%, 08/13/2042	475,578	0.0
300,000		MetLife, Inc., 4.721%, 12/15/2044	385,027	0.0
750,000	(2)	Metropolitan Life Global Funding I, 3.450%, 12/18/2026	825,232	0.0
1,000,000		Mid-America Apartments L.P., 1.700%, 02/15/2031	950,164	0.0
500,000		Mitsubishi UFJ Financial Group, Inc., 3.455%, 03/02/2023	521,719	0.0
500,000	(1)	Mitsubishi UFJ Financial Group, Inc., 3.777%, 03/02/2025	543,971	0.0
750,000		Mitsubishi UFJ Financial Group, Inc., 3.850%, 03/01/2026	828,537	0.0
500,000	(1)	Mizuho Financial Group, Inc., 2.601%, 09/11/2022	511,025	0.0
500,000	(3)	Mizuho Financial Group, Inc., 3.922%, 09/11/2024	531,256	0.0
500,000	(3)	Mizuho Financial Group, Inc., 4.254%, 09/11/2029	568,253	0.0
1,250,000	(3)	Morgan Stanley, 1.593%, 05/04/2027	1,254,448	0.1
1,000,000		Morgan Stanley, 3.125%, 01/23/2023	1,035,215	0.0
500,000		Morgan Stanley, 3.125%, 07/27/2026	538,432	0.0
500,000	(3)	Morgan Stanley, 3.217%, 04/22/2042	523,586	0.0
1,750,000	(3)	Morgan Stanley, 3.591%, 07/22/2028	1,920,618	0.1
750,000		Morgan Stanley, 3.625%, 01/20/2027	827,229	0.0
500,000		Morgan Stanley, 3.700%, 10/23/2024	542,569	0.0
1,000,000	(3)	Morgan Stanley, 3.772%, 01/24/2029	1,107,267	0.1
750,000		Morgan Stanley, 3.875%, 04/29/2024	809,503	0.0
500,000		Morgan Stanley, 3.875%, 01/27/2026	553,769	0.0
750,000		Morgan Stanley, 3.950%, 04/23/2027	834,662	0.0
1,000,000		Morgan Stanley, 4.100%, 05/22/2023	1,056,155	0.0
750,000		Morgan Stanley, 4.000%, 07/23/2025	826,639	0.0
500,000		Morgan Stanley, 4.350%, 09/08/2026	564,738	0.0
800,000		Morgan Stanley, 4.875%, 11/01/2022	838,251	0.0
1,000,000		Morgan Stanley, 5.000%, 11/24/2025	1,143,724	0.1

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

500,000		National Australia Bank Ltd./New York, 2.500%, 07/12/2026	530,719	0.0
1,000,000		National Australia Bank Ltd./New York, 2.875%, 04/12/2023	1,039,044	0.0
300,000		National Retail Properties, Inc., 4.000%, 11/15/2025	332,155	0.0
1,000,000	(3)	NatWest Group PLC, 3.073%, 05/22/2028	1,062,409	0.0
500,000		NatWest Group PLC, 4.800%, 04/05/2026	568,659	0.0
300,000	(1)	Northern Trust Corp., 2.375%, 08/02/2022	305,378	0.0
750,000	(3)	Northern Trust Corp., 3.375%, 05/08/2032	808,072	0.0
250,000		Northern Trust Corp., 3.950%, 10/30/2025	279,299	0.0
3,000,000		Oesterreichische Kontrollbank AG, 0.500%, 02/02/2026	2,942,904	0.1
3,000,000	(1),(2)	Ontario Teachers' Finance Trust, 0.375%, 09/29/2023	3,000,149	0.1
2,000,000	(2)	Ontario Teachers' Finance Trust, 1.625%, 09/12/2024	2,057,022	0.1
750,000	(1)	ORIX Corp., 2.250%, 03/09/2031	749,901	0.0
500,000		Owl Rock Capital Corp., 2.625%, 01/15/2027	501,223	0.0
500,000		PNC Bank NA, 2.700%, 11/01/2022	512,031	0.0
750,000		PNC Bank NA, 3.100%, 10/25/2027	819,919	0.0
500,000		PNC Bank NA, 3.250%, 01/22/2028	547,619	0.0
1,000,000	(1),(3)	PNC Financial Services Group, Inc./The, 2.307%, 04/23/2032	1,017,580	0.0
500,000	(3)	PNC Financial Services Group, Inc./The, 2.854%, 11/09/2022	514,201	0.0
500,000		Primerica, Inc., 4.750%, 07/15/2022	516,673	0.0
1,500,000		Principal Financial Group, Inc., 2.125%, 06/15/2030	1,487,569	0.1
300,000		Principal Financial Group, Inc., 3.125%, 05/15/2023	312,046	0.0
1,000,000		Principal Financial Group, Inc., 3.300%, 09/15/2022	1,028,269	0.0
1,000,000		Private Export Funding Corp., 3.250%, 06/15/2025	1,071,348	0.1
1,000,000		Private Export Funding Corp., 3.550%, 01/15/2024	1,067,604	0.1
1,000,000		Progressive Corp./The, 4.000%, 03/01/2029	1,142,859	0.1
750,000		Prologis L.P., 3.250%, 10/01/2026	816,683	0.0
893,000	(1)	Prudential Financial, Inc., 3.878%, 03/27/2028	1,011,953	0.0
500,000	(3)	Prudential Financial, Inc., 5.375%, 05/15/2045	551,921	0.0
1,000,000	(3)	Prudential Financial, Inc., 5.625%, 06/15/2043	1,064,682	0.1
500,000	(1)	Public Storage, 1.850%, 05/01/2028	507,082	0.0
250,000		Public Storage, 2.300%, 05/01/2031	253,431	0.0
750,000		Public Storage, 2.370%, 09/15/2022	764,112	0.0
250,000		Public Storage, 3.094%, 09/15/2027	273,417	0.0
1,500,000		Realty Income Corp., 3.250%, 01/15/2031	1,628,659	0.1
400,000		Realty Income Corp., 3.875%, 07/15/2024	433,962	0.0
300,000		Realty Income Corp., 4.125%, 10/15/2026	336,830	0.0
1,000,000		Royal Bank of Canada, 0.875%, 01/20/2026	984,832	0.0
1,000,000		Royal Bank of Canada, 2.750%, 02/01/2022	1,008,555	0.0
500,000		Royal Bank of Canada, 4.650%, 01/27/2026	567,598	0.0
2,000,000	(1)	Simon Property Group L.P., 2.650%, 07/15/2030	2,062,785	0.1
500,000		Simon Property Group L.P., 3.375%, 06/15/2027	546,299	0.0
1,000,000		Simon Property Group L.P., 3.500%, 09/01/2025	1,086,686	0.1
500,000	(1)	Simon Property Group L.P., 3.800%, 07/15/2050	551,723	0.0
500,000	(1)	Simon Property Group L.P., 4.250%, 10/01/2044	581,676	0.0
750,000		State Street Corp., 2.200%, 03/03/2031	749,547	0.0
1,500,000		State Street Corp., 3.100%, 05/15/2023	1,568,245	0.1
500,000		State Street Corp., 3.550%, 08/18/2025	548,729	0.0
500,000		Sumitomo Mitsui Financial Group, Inc., 2.442%, 10/19/2021	500,484	0.0
500,000		Sumitomo Mitsui Financial Group, Inc., 2.632%, 07/14/2026	526,570	0.0
750,000		Sumitomo Mitsui Financial Group, Inc., 2.778%, 10/18/2022	769,754	0.0
500,000		Sumitomo Mitsui Financial Group, Inc., 2.784%, 07/12/2022	509,816	0.0
500,000	(1)	Sumitomo Mitsui Financial Group, Inc., 3.364%, 07/12/2027	549,770	0.0
500,000		Sumitomo Mitsui Financial Group, Inc., 3.446%, 01/11/2027	546,673	0.0
500,000		Sumitomo Mitsui Financial Group, Inc., 3.544%, 01/17/2028	547,616	0.0
300,000		Synchrony Financial, 4.250%, 08/15/2024	324,295	0.0
250,000		Synchrony Financial, 4.500%, 07/23/2025	276,186	0.0
500,000		Tanger Properties L.P., 3.125%, 09/01/2026	523,928	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

750,000	(2)	Toronto-Dominion Bank/The, 2.500%, 01/18/2023	755,038	0.0
1,000,000		Toronto-Dominion Bank/The, 3.250%, 03/11/2024	1,062,851	0.1
1,500,000		Travelers Cos, Inc./The, 2.550%, 04/27/2050	1,437,923	0.1
750,000		Travelers Cos, Inc./The, 4.000%, 05/30/2047	900,651	0.0
500,000		Truist Bank, 2.750%, 05/01/2023	518,110	0.0
1,000,000		Truist Bank, 3.000%, 02/02/2023	1,034,161	0.0
500,000		Truist Bank, 3.300%, 05/15/2026	544,619	0.0
500,000		Truist Bank, 3.625%, 09/16/2025	546,193	0.0
400,000		Truist Bank, 3.800%, 10/30/2026	446,022	0.0
1,000,000		Truist Financial Corp., 1.125%, 08/03/2027	978,122	0.0
500,000	(3)	Truist Financial Corp., 1.267%, 03/02/2027	498,455	0.0
500,000		Truist Financial Corp., 2.700%, 01/27/2022	502,928	0.0
750,000		Truist Financial Corp., 2.850%, 10/26/2024	797,587	0.0
1,000,000		Truist Financial Corp., 3.950%, 03/22/2022	1,014,682	0.0
2,000,000		US Bancorp, 1.375%, 07/22/2030	1,908,000	0.1
750,000		US Bancorp, 2.950%, 07/15/2022	764,682	0.0
750,000		US Bancorp, 3.150%, 04/27/2027	819,160	0.0
250,000		Ventas Realty L.P., 3.500%, 02/01/2025	267,632	0.0
500,000		Ventas Realty L.P., 3.750%, 05/01/2024	532,200	0.0
500,000		Ventas Realty L.P., 4.125%, 01/15/2026	552,717	0.0
1,000,000		Visa, Inc., 2.050%, 04/15/2030	1,016,441	0.0
1,000,000		Visa, Inc., 2.700%, 04/15/2040	1,024,263	0.0
750,000	(1)	Visa, Inc., 2.750%, 09/15/2027	808,062	0.0
500,000		Visa, Inc., 3.150%, 12/14/2025	542,443	0.0
500,000		Visa, Inc., 4.300%, 12/14/2045	628,463	0.0
500,000	(3)	Wells Fargo & Co., 2.164%, 02/11/2026	515,946	0.0
2,000,000	(3)	Wells Fargo & Co., 2.188%, 04/30/2026	2,065,033	0.1
1,000,000	(3)	Wells Fargo & Co., 2.879%, 10/30/2030	1,044,918	0.0
3,000,000	(3)	Wells Fargo & Co., 3.068%, 04/30/2041	3,085,683	0.1
1,000,000		Wells Fargo & Co., 3.000%, 10/23/2026	1,072,389	0.1
1,000,000	(3)	Wells Fargo & Co., 3.584%, 05/22/2028	1,095,561	0.1
500,000		Wells Fargo & Co., 4.300%, 07/22/2027	568,475	0.0
1,000,000		Wells Fargo & Co., 4.900%, 11/17/2045	1,267,452	0.1
983,000		Wells Fargo & Co., 5.606%, 01/15/2044	1,329,278	0.1
750,000		Wells Fargo Bank NA, 6.600%, 01/15/2038	1,091,345	0.1
500,000	(1)	Welltower, Inc., 2.800%, 06/01/2031	515,429	0.0
500,000		Welltower, Inc., 4.000%, 06/01/2025	547,138	0.0
500,000		Western Union Co/The, 1.350%, 03/15/2026	493,494	0.0
1,000,000		Westpac Banking Corp., 2.750%, 01/11/2023	1,031,554	0.0
750,000	(3)	Westpac Banking Corp., 4.322%, 11/23/2031	828,377	0.0
500,000		Zions Bancorp NA, 3.250%, 10/29/2029	520,433	0.0
			327,299,919	9.8

		Industrial: 2.2%
750,000	(1)	3M Co., 2.250%, 09/19/2026	787,870	0.0
1,000,000		3M Co., 2.875%, 10/15/2027	1,083,795	0.1
100,000		3M Co., 3.000%, 08/07/2025	107,816	0.0
200,000	(1)	3M Co., 3.875%, 06/15/2044	234,590	0.0
1,000,000		3M Co., 4.000%, 09/14/2048	1,199,228	0.1
500,000	(1)	Agilent Technologies, Inc., 2.300%, 03/12/2031	500,874	0.0
400,000		Arrow Electronics, Inc., 3.500%, 04/01/2022	404,011	0.0
500,000		Boeing Co/The, 2.125%, 03/01/2022	502,251	0.0
1,000,000		Boeing Co/The, 2.196%, 02/04/2026	1,007,596	0.0
500,000		Boeing Co/The, 2.800%, 03/01/2027	521,504	0.0
500,000		Boeing Co/The, 3.300%, 03/01/2035	499,555	0.0
500,000		Boeing Co/The, 3.600%, 05/01/2034	522,971	0.0
1,000,000		Boeing Co/The, 5.040%, 05/01/2027	1,150,936	0.1
3,000,000		Boeing Co/The, 5.150%, 05/01/2030	3,522,883	0.1
1,000,000		Boeing Co/The, 5.705%, 05/01/2040	1,272,324	0.1
500,000		Burlington Northern Santa Fe LLC, 3.000%, 03/15/2023	516,299	0.0
1,000,000		Burlington Northern Santa Fe LLC, 3.300%, 09/15/2051	1,079,588	0.1
500,000		Burlington Northern Santa Fe LLC, 4.375%, 09/01/2042	616,031	0.0
500,000		Burlington Northern Santa Fe LLC, 4.450%, 03/15/2043	624,881	0.0
400,000		Burlington Northern Santa Fe LLC, 4.900%, 04/01/2044	523,905	0.0
1,000,000	(1)	Canadian National Railway Co., 2.250%, 11/15/2022	1,016,256	0.0
750,000		Canadian Pacific Railway Co., 4.800%, 09/15/2035	917,753	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

750,000		Canadian Pacific Railway Co., 4.800%, 08/01/2045	949,922	0.0
200,000	(1)	Caterpillar Financial Services Corp., 2.400%, 08/09/2026	212,082	0.0
300,000		Caterpillar Financial Services Corp., 2.625%, 03/01/2023	309,292	0.0
500,000		Caterpillar Financial Services Corp., 3.750%, 11/24/2023	536,428	0.0
500,000	(1)	Caterpillar, Inc., 1.900%, 03/12/2031	497,962	0.0
1,000,000		Caterpillar, Inc., 3.803%, 08/15/2042	1,173,500	0.1
1,000,000		Caterpillar, Inc., 4.300%, 05/15/2044	1,273,760	0.1
500,000	(1)	CSX Corp., 3.950%, 05/01/2050	584,632	0.0
500,000		CSX Corp., 4.100%, 03/15/2044	581,926	0.0
1,000,000		CSX Corp., 4.400%, 03/01/2043	1,207,871	0.1
500,000		Deere & Co., 3.900%, 06/09/2042	595,059	0.0
2,000,000		Emerson Electric Co., 1.950%, 10/15/2030	2,004,102	0.1
750,000	(1)	FedEx Corp., 2.400%, 05/15/2031	757,056	0.0
500,000		FedEx Corp., 3.250%, 05/15/2041	510,080	0.0
1,000,000	(1)	FedEx Corp., 3.400%, 02/15/2028	1,103,779	0.1
200,000		FedEx Corp., 3.875%, 08/01/2042	219,566	0.0
500,000		FedEx Corp., 4.750%, 11/15/2045	610,651	0.0
500,000		GATX Corp., 1.900%, 06/01/2031	475,618	0.0
500,000		General Dynamics Corp., 2.250%, 11/15/2022	508,511	0.0
500,000		General Dynamics Corp., 3.600%, 11/15/2042	568,737	0.0
2,600,000		Honeywell International, Inc., 3.812%, 11/21/2047	3,080,840	0.1
500,000		Illinois Tool Works, Inc., 3.500%, 03/01/2024	532,574	0.0
500,000		Illinois Tool Works, Inc., 3.900%, 09/01/2042	582,689	0.0
500,000		Jabil, Inc., 1.700%, 04/15/2026	502,918	0.0
500,000	(1)	John Deere Capital Corp., 1.500%, 03/06/2028	497,138	0.0
1,000,000		John Deere Capital Corp., 2.800%, 03/06/2023	1,035,588	0.0
1,000,000		John Deere Capital Corp., 2.800%, 09/08/2027	1,078,320	0.0
500,000		John Deere Capital Corp., 3.350%, 06/12/2024	537,060	0.0
1,000,000		John Deere Capital Corp., 3.450%, 03/07/2029	1,113,051	0.1
373,000	(3)	Johnson Controls International plc, 3.625%, 07/02/2024	398,168	0.0
250,000	(3)	Johnson Controls International plc, 4.625%, 07/02/2044	304,398	0.0
24,000		Johnson Controls International plc, 5.125%, 09/14/2045	31,543	0.0
1,500,000	(1)	Lockheed Martin Corp., 2.800%, 06/15/2050	1,485,162	0.1
1,000,000		Lockheed Martin Corp., 3.550%, 01/15/2026	1,099,826	0.1
1,250,000		Lockheed Martin Corp., 3.600%, 03/01/2035	1,419,543	0.1
500,000		Lockheed Martin Corp., 4.500%, 05/15/2036	620,670	0.0
500,000		Lockheed Martin Corp., 4.700%, 05/15/2046	655,713	0.0
500,000		Masco Corp., 1.500%, 02/15/2028	486,868	0.0
500,000		Masco Corp., 2.000%, 02/15/2031	484,203	0.0
1,000,000		Norfolk Southern Corp., 3.950%, 10/01/2042	1,158,566	0.1
375,000		Norfolk Southern Corp., 4.800%, 08/15/2043	457,181	0.0
750,000		Northrop Grumman Corp., 2.930%, 01/15/2025	794,847	0.0
500,000		Northrop Grumman Corp., 3.850%, 04/15/2045	569,959	0.0
1,000,000		Northrop Grumman Corp., 4.030%, 10/15/2047	1,172,355	0.1
500,000		Otis Worldwide Corp., 2.293%, 04/05/2027	519,813	0.0
500,000		Otis Worldwide Corp., 3.112%, 02/15/2040	513,572	0.0
200,000		Packaging Corp. of America, 3.650%, 09/15/2024	214,986	0.0
250,000		Parker-Hannifin Corp., 4.200%, 11/21/2034	288,307	0.0
500,000		Raytheon Technologies Corp., 4.150%, 05/15/2045	589,017	0.0
1,000,000		Raytheon Technologies Corp., 4.450%, 11/16/2038	1,211,952	0.1
500,000		Raytheon Technologies Corp., 4.500%, 06/01/2042	613,628	0.0
1,000,000		Raytheon Technologies Corp., 4.625%, 11/16/2048	1,270,266	0.1
406,000		Raytheon Technologies Corp., 6.125%, 07/15/2038	572,248	0.0
500,000		Republic Services, Inc., 2.300%, 03/01/2030	506,877	0.0
500,000		Ryder System, Inc., 2.900%, 12/01/2026	533,052	0.0
500,000		Stanley Black & Decker, Inc., 2.300%, 03/15/2030	513,416	0.0
252,000		Teledyne Technologies, Inc., 1.600%, 04/01/2026	253,976	0.0
250,000		Teledyne Technologies, Inc., 2.750%, 04/01/2031	255,933	0.0
500,000		Textron, Inc., 2.450%, 03/15/2031	501,656	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

500,000		Trane Technologies Luxembourg Finance SA, 3.800%, 03/21/2029	560,049	0.0
500,000		Trane Technologies Luxembourg Finance SA, 4.500%, 03/21/2049	620,736	0.0
250,000		Trane Technologies Luxembourg Finance SA, 4.650%, 11/01/2044	314,105	0.0
500,000		Union Pacific Corp., 2.750%, 04/15/2023	515,199	0.0
500,000		Union Pacific Corp., 2.750%, 03/01/2026	532,580	0.0
500,000		Union Pacific Corp., 2.973%, 09/16/2062	483,149	0.0
250,000		Union Pacific Corp., 3.375%, 02/01/2035	272,968	0.0
250,000		Union Pacific Corp., 3.750%, 03/15/2024	266,967	0.0
250,000		Union Pacific Corp., 3.799%, 10/01/2051	289,169	0.0
750,000	(2)	Union Pacific Corp., 3.799%, 04/06/2071	845,346	0.0
1,000,000		United Parcel Service, Inc., 2.800%, 11/15/2024	1,064,444	0.0
1,000,000	(1)	United Parcel Service, Inc., 3.050%, 11/15/2027	1,099,573	0.1
1,000,000		Vulcan Materials Co., 3.500%, 06/01/2030	1,098,553	0.1
1,000,000		Waste Management, Inc., 1.150%, 03/15/2028	963,768	0.0
750,000		Waste Management, Inc., 1.500%, 03/15/2031	705,180	0.0
500,000	(1)	Waste Management, Inc., 2.500%, 11/15/2050	463,857	0.0
			71,846,973	2.2

		Technology: 2.0%
500,000	(1)	Adobe, Inc., 2.150%, 02/01/2027	524,158	0.0
500,000		Analog Devices, Inc., 3.900%, 12/15/2025	555,155	0.0
750,000		Apple, Inc., 1.200%, 02/08/2028	735,226	0.0
1,000,000		Apple, Inc., 1.650%, 05/11/2030	981,565	0.0
750,000		Apple, Inc., 2.375%, 02/08/2041	721,145	0.0
1,000,000		Apple, Inc., 2.400%, 01/13/2023	1,026,142	0.0
1,000,000		Apple, Inc., 2.400%, 05/03/2023	1,032,702	0.0
750,000		Apple, Inc., 2.500%, 02/09/2022	754,668	0.0
1,000,000		Apple, Inc., 2.650%, 05/11/2050	962,833	0.0
750,000		Apple, Inc., 2.650%, 02/08/2051	718,554	0.0
750,000		Apple, Inc., 3.000%, 02/09/2024	791,207	0.0
1,000,000		Apple, Inc., 3.200%, 05/13/2025	1,080,206	0.1
1,000,000		Apple, Inc., 3.250%, 02/23/2026	1,088,339	0.1
1,000,000		Apple, Inc., 3.350%, 02/09/2027	1,103,339	0.1
500,000		Apple, Inc., 3.450%, 05/06/2024	537,371	0.0
500,000		Apple, Inc., 3.450%, 02/09/2045	554,415	0.0
1,000,000		Apple, Inc., 3.850%, 05/04/2043	1,170,004	0.1
400,000		Apple, Inc., 4.375%, 05/13/2045	504,626	0.0
500,000		Apple, Inc., 4.450%, 05/06/2044	636,654	0.0
500,000		Applied Materials, Inc., 3.900%, 10/01/2025	554,353	0.0
250,000		Autodesk, Inc., 4.375%, 06/15/2025	276,402	0.0
1,000,000		Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.875%, 01/15/2027	1,099,514	0.1
1,052,000		Broadcom, Inc., 4.110%, 09/15/2028	1,171,250	0.1
400,000		Dell International LLC / EMC Corp., 5.450%, 06/15/2023	429,132	0.0
400,000		Dell International LLC / EMC Corp., 6.020%, 06/15/2026	476,137	0.0
400,000		Dell International LLC / EMC Corp., 8.350%, 07/15/2046	649,982	0.0
500,000		Fidelity National Information Services, Inc., 1.150%, 03/01/2026	495,874	0.0
500,000	(1)	Fidelity National Information Services, Inc., 1.650%, 03/01/2028	493,981	0.0
500,000		Fidelity National Information Services, Inc., 2.250%, 03/01/2031	496,694	0.0
1,000,000		Fiserv, Inc., 2.250%, 06/01/2027	1,032,061	0.0
2,000,000	(1)	Fiserv, Inc., 2.650%, 06/01/2030	2,047,925	0.1
1,000,000		Hewlett Packard Enterprise Co., 1.450%, 04/01/2024	1,016,336	0.0
500,000		Hewlett Packard Enterprise Co., 4.400%, 10/15/2022	517,024	0.0
1,000,000		HP, Inc., 2.200%, 06/17/2025	1,032,405	0.0
500,000		HP, Inc., 3.400%, 06/17/2030	532,300	0.0
1,000,000		Intel Corp., 2.450%, 11/15/2029	1,043,532	0.0
1,000,000	(1)	Intel Corp., 3.150%, 05/11/2027	1,092,487	0.1
500,000		Intel Corp., 3.250%, 11/15/2049	518,906	0.0
1,760,000		Intel Corp., 3.700%, 07/29/2025	1,927,130	0.1
272,000		Intel Corp., 3.734%, 12/08/2047	303,786	0.0
3,000,000	(1)	International Business Machines Corp., 1.950%, 05/15/2030	2,965,094	0.1
1,020,000		International Business Machines Corp., 2.500%, 01/27/2022	1,027,340	0.0
1,000,000		International Business Machines Corp., 2.850%, 05/15/2040	998,608	0.0
1,000,000		International Business Machines Corp., 3.375%, 08/01/2023	1,054,535	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

1,000,000		International Business Machines Corp., 3.450%, 02/19/2026	1,094,933	0.1
400,000		Lam Research Corp., 3.800%, 03/15/2025	436,100	0.0
750,000		Lam Research Corp., 4.000%, 03/15/2029	861,394	0.0
1,000,000		Microsoft Corp., 2.375%, 05/01/2023	1,028,782	0.0
1,000,000		Microsoft Corp., 2.400%, 08/08/2026	1,063,025	0.1
2,250,000		Microsoft Corp., 2.525%, 06/01/2050	2,168,848	0.1
87,000		Microsoft Corp., 2.675%, 06/01/2060	84,487	0.0
500,000		Microsoft Corp., 2.875%, 02/06/2024	526,327	0.0
1,000,000		Microsoft Corp., 2.921%, 03/17/2052	1,035,854	0.0
413,000		Microsoft Corp., 3.041%, 03/17/2062	437,122	0.0
500,000		Microsoft Corp., 3.125%, 11/03/2025	542,304	0.0
1,500,000		Microsoft Corp., 3.300%, 02/06/2027	1,659,960	0.1
250,000		Microsoft Corp., 3.500%, 02/12/2035	288,174	0.0
750,000		Microsoft Corp., 3.625%, 12/15/2023	798,276	0.0
1,000,000		NVIDIA Corp., 2.850%, 04/01/2030	1,072,159	0.1
1,000,000		NVIDIA Corp., 3.500%, 04/01/2040	1,110,074	0.1
500,000		NVIDIA Corp., 3.500%, 04/01/2050	561,084	0.0
750,000	(1)	Oracle Corp., 1.650%, 03/25/2026	760,971	0.0
500,000		Oracle Corp., 2.500%, 10/15/2022	511,428	0.0
500,000		Oracle Corp., 2.875%, 03/25/2031	514,875	0.0
1,000,000		Oracle Corp., 2.950%, 11/15/2024	1,060,852	0.1
750,000		Oracle Corp., 2.950%, 05/15/2025	796,224	0.0
1,000,000		Oracle Corp., 3.250%, 11/15/2027	1,085,798	0.1
500,000		Oracle Corp., 3.400%, 07/08/2024	534,043	0.0
500,000		Oracle Corp., 3.650%, 03/25/2041	517,890	0.0
400,000		Oracle Corp., 3.850%, 07/15/2036	435,051	0.0
750,000		Oracle Corp., 3.900%, 05/15/2035	826,565	0.0
500,000		Oracle Corp., 3.950%, 03/25/2051	528,303	0.0
750,000		Oracle Corp., 4.125%, 05/15/2045	809,076	0.0
180,000		Oracle Corp., 4.300%, 07/08/2034	204,548	0.0
1,500,000		Oracle Corp., 5.375%, 07/15/2040	1,893,030	0.1
500,000		QUALCOMM, Inc., 2.150%, 05/20/2030	507,919	0.0
500,000		QUALCOMM, Inc., 3.000%, 05/20/2022	508,610	0.0
850,000		QUALCOMM, Inc., 4.650%, 05/20/2035	1,059,632	0.1
350,000		QUALCOMM, Inc., 4.800%, 05/20/2045	460,834	0.0
			66,515,649	2.0

		Utilities: 2.5%
250,000		Ameren Illinois Co., 4.300%, 07/01/2044	298,870	0.0
500,000		Appalachian Power Co., 3.700%, 05/01/2050	545,656	0.0
500,000		Appalachian Power Co., 4.400%, 05/15/2044	587,462	0.0
750,000		Appalachian Power Co., 4.450%, 06/01/2045	898,873	0.0
750,000		Arizona Public Service Co., 2.950%, 09/15/2027	804,201	0.0
400,000		Arizona Public Service Co., 3.350%, 06/15/2024	425,252	0.0
1,000,000	(1)	Arizona Public Service Co., 3.350%, 05/15/2050	1,045,660	0.1
500,000		Atlantic City Electric Co., 2.300%, 03/15/2031	507,395	0.0
500,000		Atmos Energy Corp., 4.125%, 10/15/2044	580,240	0.0
500,000		Atmos Energy Corp., 4.125%, 03/15/2049	583,679	0.0
1,000,000		Baltimore Gas and Electric Co., 3.350%, 07/01/2023	1,042,767	0.1
500,000		Baltimore Gas and Electric Co., 3.500%, 08/15/2046	544,081	0.0
1,000,000		Berkshire Hathaway Energy Co., 6.125%, 04/01/2036	1,385,706	0.1
750,000		CenterPoint Energy Houston Electric LLC, 3.000%, 02/01/2027	804,367	0.0
750,000		CenterPoint Energy Houston Electric LLC, 3.350%, 04/01/2051	817,418	0.0
250,000		CMS Energy Corp., 3.875%, 03/01/2024	265,519	0.0
250,000		CMS Energy Corp., 4.875%, 03/01/2044	319,725	0.0
500,000		Commonwealth Edison Co., 3.125%, 03/15/2051	515,874	0.0
200,000		Consolidated Edison Co. of New York, Inc., 4.300%, 12/01/2056	235,694	0.0
500,000		Consolidated Edison Co. of New York, Inc., 4.450%, 03/15/2044	602,153	0.0
500,000		Consolidated Edison Co. of New York, Inc., 4.500%, 12/01/2045	606,060	0.0
400,000		Consolidated Edison Co. of New York, Inc., 4.625%, 12/01/2054	495,208	0.0
500,000		Consumers Energy Co., 3.950%, 07/15/2047	587,222	0.0
250,000		Dominion Energy South Carolina, Inc., 5.100%, 06/01/2065	360,956	0.0
750,000		Dominion Energy, Inc., 1.450%, 04/15/2026	752,885	0.0
750,000		Dominion Energy, Inc., 3.300%, 04/15/2041	779,915	0.0
134,000		Eastern Energy Gas Holdings LLC, 3.600%, 12/15/2024	143,786	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

250,000		DTE Electric Co., 4.300%, 07/01/2044	306,770	0.0
1,000,000		DTE Energy Co., 1.050%, 06/01/2025	992,542	0.0
500,000		Duke Energy Carolinas LLC, 2.500%, 03/15/2023	514,236	0.0
750,000		Duke Energy Carolinas LLC, 2.550%, 04/15/2031	777,645	0.0
750,000	(1)	Duke Energy Carolinas LLC, 3.450%, 04/15/2051	812,505	0.0
1,000,000		Duke Energy Corp., 2.450%, 06/01/2030	1,011,368	0.0
500,000		Duke Energy Corp., 3.750%, 09/01/2046	534,979	0.0
500,000		Duke Energy Corp., 3.950%, 10/15/2023	530,472	0.0
500,000		Duke Energy Corp., 4.800%, 12/15/2045	621,375	0.0
1,000,000		Duke Energy Florida LLC, 3.800%, 07/15/2028	1,117,666	0.1
750,000		Duke Energy Progress LLC, 4.200%, 08/15/2045	888,906	0.0
150,000		Duke Energy Progress LLC, 4.150%, 12/01/2044	177,337	0.0
500,000		Enel Generacion Chile SA, 4.250%, 04/15/2024	533,909	0.0
500,000		Entergy Arkansas LLC, 3.350%, 06/15/2052	529,228	0.0
400,000		Entergy Arkansas LLC, 3.500%, 04/01/2026	437,066	0.0
400,000		Entergy Arkansas LLC, 3.700%, 06/01/2024	428,961	0.0
500,000		Entergy Corp., 2.400%, 06/15/2031	495,966	0.0
1,000,000		Entergy Corp., 2.800%, 06/15/2030	1,032,641	0.1
500,000	(1)	Entergy Louisiana LLC, 2.350%, 06/15/2032	501,672	0.0
500,000		Entergy Louisiana LLC, 4.950%, 01/15/2045	545,488	0.0
500,000		Essential Utilities, Inc., 2.400%, 05/01/2031	503,227	0.0
1,000,000		Evergy Kansas Central, Inc., 4.125%, 03/01/2042	1,165,577	0.1
500,000		Evergy Kansas Central, Inc., 4.625%, 09/01/2043	608,962	0.0
1,000,000		Exelon Corp., 4.950%, 06/15/2035	1,240,090	0.1
750,000		Exelon Corp., 5.100%, 06/15/2045	985,219	0.0
500,000		Florida Power & Light Co., 3.250%, 06/01/2024	528,641	0.0
750,000		Florida Power & Light Co., 3.800%, 12/15/2042	869,016	0.0
1,500,000		Florida Power & Light Co., 4.050%, 06/01/2042	1,791,424	0.1
500,000		Georgia Power Co., 3.250%, 03/15/2051	504,020	0.0
500,000		Indiana Michigan Power Co., 4.550%, 03/15/2046	625,743	0.0
1,000,000	(2)	Israel Electric Corp. Ltd., 4.250%, 08/14/2028	1,123,375	0.1
1,000,000		ITC Holdings Corp., 3.350%, 11/15/2027	1,085,341	0.1
250,000		ITC Holdings Corp., 3.650%, 06/15/2024	266,480	0.0
500,000		Jersey Central Power & Light Co., 6.150%, 06/01/2037	668,549	0.0
1,000,000		Kentucky Utilities Co., 3.300%, 06/01/2050	1,045,859	0.1
2,500,000		Kentucky Utilities Co., 5.125%, 11/01/2040	3,218,921	0.1
500,000		MidAmerican Energy Co., 3.100%, 05/01/2027	544,136	0.0
500,000		MidAmerican Energy Co., 3.950%, 08/01/2047	586,073	0.0
2,000,000		Mississippi Power Co., 4.250%, 03/15/2042	2,357,269	0.1
250,000	(2)	Monongahela Power Co., 5.400%, 12/15/2043	326,806	0.0
500,000		National Fuel Gas Co., 2.950%, 03/01/2031	506,899	0.0
1,000,000	(1)	National Fuel Gas Co., 5.200%, 07/15/2025	1,114,899	0.1
500,000		National Fuel Gas Co., 5.500%, 01/15/2026	576,252	0.0
1,000,000	(3)	National Rural Utilities Cooperative Finance Corp., 5.250%, 04/20/2046	1,101,518	0.1
500,000		Northern States Power Co/MN, 4.125%, 05/15/2044	597,355	0.0
250,000		Oklahoma Gas and Electric Co., 4.000%, 12/15/2044	284,762	0.0
250,000		Oklahoma Gas and Electric Co., 4.550%, 03/15/2044	303,873	0.0
750,000		Oncor Electric Delivery Co. LLC, 4.100%, 06/01/2022	761,748	0.0
1,500,000		Pacific Gas and Electric Co., 2.100%, 08/01/2027	1,464,847	0.1
1,500,000		Pacific Gas and Electric Co., 2.500%, 02/01/2031	1,428,881	0.1
500,000		Pacific Gas and Electric Co., 3.250%, 06/01/2031	498,796	0.0
1,500,000		Pacific Gas and Electric Co., 3.300%, 08/01/2040	1,386,362	0.1
1,500,000	(1)	Pacific Gas and Electric Co., 3.500%, 08/01/2050	1,367,172	0.1
500,000		Pacific Gas and Electric Co., 4.200%, 06/01/2041	492,278	0.0
1,000,000		PacifiCorp, 4.150%, 02/15/2050	1,192,792	0.1
750,000		PECO Energy Co., 4.150%, 10/01/2044	894,615	0.0
250,000		Piedmont Natural Gas Co., 4.100%, 09/18/2034	282,873	0.0
500,000		Public Service Co. of Colorado, 1.900%, 01/15/2031	493,591	0.0
1,000,000		Public Service Co. of Colorado, 3.700%, 06/15/2028	1,115,001	0.1
500,000		Public Service Co. of Colorado, 4.100%, 06/15/2048	606,207	0.0
1,000,000		Public Service Electric and Gas Co., 2.375%, 05/15/2023	1,027,587	0.1

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

750,000	Public Service Electric and Gas Co., 3.800%, 01/01/2043	861,025	0.0
250,000	Public Service Electric and Gas Co., 4.000%, 06/01/2044	290,133	0.0
750,000	Sempra Energy, 3.550%, 06/15/2024	799,641	0.0
250,000	Sempra Energy, 3.750%, 11/15/2025	271,915	0.0
750,000	Sierra Pacific Power Co., 2.600%, 05/01/2026	792,830	0.0
1,128,518	Southaven Combined Cycle Generation LLC, 3.846%, 08/15/2033	1,246,764	0.1
500,000	Southern California Edison Co., 3.900%, 03/15/2043	534,699	0.0
750,000	Southern California Edison Co., 4.000%, 04/01/2047	805,716	0.0
500,000	Southern California Edison Co., 4.650%, 10/01/2043	578,022	0.0
500,000	Southern California Gas Co., 4.300%, 01/15/2049	619,583	0.0
1,000,000	Southern Co. Gas Capital Corp., 1.750%, 01/15/2031	953,196	0.0
1,000,000	Southern Co. Gas Capital Corp., 4.400%, 05/30/2047	1,180,688	0.1
500,000	Southern Co/The, 1.750%, 03/15/2028	494,845	0.0
500,000	Southern Power Co., 4.150%, 12/01/2025	554,518	0.0
500,000	Tampa Electric Co., 2.400%, 03/15/2031	507,438	0.0
250,000	Tampa Electric Co., 3.450%, 03/15/2051	268,293	0.0
250,000	Union Electric Co., 3.500%, 04/15/2024	265,832	0.0
300,000	Union Electric Co., 3.900%, 09/15/2042	341,495	0.0
500,000	Virginia Electric and Power Co., 4.450%, 02/15/2044	610,118	0.0
1,533,000	Virginia Electric and Power Co., 6.000%, 05/15/2037	2,126,846	0.1
250,000	Wisconsin Electric Power Co., 4.250%, 06/01/2044	296,394	0.0
500,000	Wisconsin Power and Light Co., 4.100%, 10/15/2044	575,144	0.0
		81,845,527	2.5
	Total Corporate Bonds/Notes
	(Cost $879,323,171)	952,341,537	28.6

COLLATERALIZED MORTGAGE OBLIGATIONS: 0.0%
670,504	Fannie Mae 2012-110 CA, 3.000%, 10/25/2042	707,578	0.0
509,250	Fannie Mae REMIC Trust 2006-78 BZ, 6.500%, 08/25/2036	602,338	0.0

	Total Collateralized Mortgage Obligations
	(Cost $1,234,786)	1,309,916	0.0

MUNICIPAL BONDS: 0.9%
		California: 0.2%
4,335,000		State of California, 7.550%, 04/01/2039	7,313,175	0.2

		Connecticut: 0.1%
3,735,000		State of Connecticut, 5.850%, 03/15/2032	4,927,769	0.1

		New Jersey: 0.3%
3,425,000		New Jersey Turnpike Authority, 7.102%, 01/01/2041	5,449,990	0.2
2,335,000		Port Authority of New York & New Jersey, 4.926%, 10/01/2051	3,265,358	0.1
			8,715,348	0.3

		New York: 0.1%
3,495,000		Metropolitan Transportation Authority, 6.814%, 11/15/2040	5,117,509	0.1

		Washington: 0.2%
3,900,000		State of Washington, 5.140%, 08/01/2040	5,392,270	0.2

	Total Municipal Bonds
	(Cost $22,767,079)		31,466,071	0.9

U.S. TREASURY OBLIGATIONS: 41.3%
		U.S. Treasury Bonds: 7.8%
160,000		1.250%,05/15/2050	130,944	0.0
215,300		1.625%,11/15/2050	193,492	0.0
12,000,000		1.750%,08/15/2041	11,445,000	0.3
116,139,300		2.375%,05/15/2051	123,978,703	3.7
10,659,000		2.250%,08/15/2046	11,011,663	0.3
7,000,000		2.500%,02/15/2046	7,572,578	0.2
9,072,000		2.500%,05/15/2046	9,819,377	0.3
9,022,000		3.000%,11/15/2044	10,595,564	0.3
10,042,000		3.000%,11/15/2045	11,840,930	0.4
26,600		3.000%,02/15/2049	31,806	0.0
1,482,000		3.125%,02/15/2043	1,766,417	0.1
5,686,000		3.125%,08/15/2044	6,806,542	0.2
13,888,000		3.625%,08/15/2043	17,830,347	0.6
14,092,000		3.625%,02/15/2044	18,144,000	0.6
13,251,000		3.750%,11/15/2043	17,340,176	0.5
7,845,000		3.875%,08/15/2040	10,290,433	0.3
830,000		6.000%,02/15/2026	1,013,281	0.0
			259,811,253	7.8

		U.S. Treasury Notes: 33.5%
9,613,000		0.125%,11/30/2022	9,613,375	0.3
44,030,000		0.125%,05/31/2023	43,962,923	1.3
37,708,700		0.125%,08/31/2023	37,611,482	1.1
97,000		0.125%,10/15/2023	96,670	0.0
127,303,700		0.250%,09/30/2023	127,211,703	3.8
18,505,000		0.250%,06/15/2024	18,403,801	0.6
244,951,600	(1)	0.375%,09/15/2024	243,918,210	7.3
5,511,000		0.375%,09/30/2027	5,259,884	0.2
16,758,000	(1)	0.750%,08/31/2026	16,581,255	0.5

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

142,724,000		0.875%,09/30/2026	141,965,779	4.3
17,624,900		1.125%,08/31/2028	17,419,735	0.5
1,867,100		1.125%,02/15/2031	1,808,753	0.1
178,247,100		1.250%,09/30/2028	177,509,046	5.3
72,109,200	(1)	1.250%,08/15/2031	70,368,439	2.1
10,000,000		0.125%,01/31/2023	9,996,875	0.3
18,549,700		0.375%,01/31/2026	18,155,519	0.5
7,000,000		1.375%,08/31/2023	7,148,750	0.2
5,000,000		1.375%,09/30/2023	5,109,570	0.2
10,000,000		1.500%,02/28/2023	10,189,844	0.3
10,000,000		1.500%,03/31/2023	10,198,242	0.3
456,000		1.500%,10/31/2024	469,502	0.0
2,976,000		1.625%,08/15/2022	3,016,121	0.1
6,480,000		1.625%,04/30/2023	6,626,180	0.2
10,184,000		1.625%,05/31/2023	10,423,284	0.3
4,046,000		1.625%,10/31/2023	4,156,949	0.1
24,847,000		1.625%,02/15/2026	25,644,822	0.8
168,000		1.750%,07/15/2022	170,199	0.0
18,000,000		1.750%,09/30/2022	18,300,439	0.6
69,000		1.750%,01/31/2023	70,472	0.0
3,003,000		1.875%,08/31/2022	3,052,407	0.1
10,000		1.875%,06/30/2026	10,435	0.0
4,000,000	(1)	2.000%,07/31/2022	4,063,918	0.1
17,133,000		2.000%,11/15/2026	17,981,619	0.5
10,105,000		2.125%,06/30/2022	10,259,326	0.3
5,000,000		2.125%,11/30/2023	5,195,312	0.2
3,011,000		2.250%,12/31/2023	3,139,673	0.1
19,000		2.250%,04/30/2024	19,893	0.0
6,457,000		2.250%,11/15/2024	6,798,263	0.2
373,000		2.375%,04/30/2026	397,566	0.0
68,000		2.375%,05/15/2029	73,011	0.0
9,874,000		2.500%,05/15/2024	10,409,356	0.3
6,569,500		2.750%,11/15/2023	6,909,780	0.2
7,052,000		2.750%,02/15/2024	7,450,879	0.2
			1,117,169,261	33.5

	Total U.S. Treasury Obligations
	(Cost $1,356,796,554)		1,376,980,514	41.3

U.S. GOVERNMENT AGENCY OBLIGATIONS: 26.0%
		Federal Home Loan Mortgage Corporation: 3.8%(4)
657,498		2.275%, (US0012M + 1.900%),02/01/2042	670,202	0.0
3,763,339		3.000%,04/01/2045	4,045,234	0.1
3,406,380		3.000%,04/01/2045	3,651,725	0.1
13,349,776		3.000%,05/01/2045	14,132,639	0.4
6,745,466		3.000%,11/01/2046	7,269,132	0.2
6,570,135		3.000%,11/01/2047	7,057,691	0.2
147,573		3.500%,01/01/2042	159,901	0.0
836,872		3.500%,01/01/2042	906,478	0.1
2,982,644		3.500%,08/01/2042	3,211,908	0.1
12,916,595		3.500%,04/01/2043	13,981,156	0.4
14,518,184		3.500%,02/01/2044	15,714,781	0.5
4,866,808		3.500%,12/01/2046	5,245,817	0.2
3,009,448		3.500%,12/01/2047	3,242,870	0.1
15,103,926		3.500%,03/01/2048	16,492,693	0.5
333,843		4.000%,01/01/2025	353,947	0.0
53,476		4.000%,08/01/2040	58,734	0.0
777,875		4.000%,04/01/2041	859,587	0.1
715,159		4.000%,05/01/2041	788,926	0.0
35,873		4.000%,08/01/2041	39,706	0.0
90,796		4.000%,12/01/2041	100,183	0.0
160,678		4.000%,01/01/2042	172,292	0.0
1,445,252		4.000%,03/01/2042	1,599,852	0.1
50,049		4.000%,12/01/2042	55,401	0.0
709,791		4.000%,02/01/2044	798,550	0.1
307,441		4.000%,07/01/2045	336,785	0.0
331,305		4.000%,09/01/2045	361,775	0.0
245,361		4.000%,09/01/2045	267,829	0.0
299,018		4.000%,09/01/2045	325,960	0.0
5,940,293		4.000%,11/01/2045	6,488,968	0.2
790,948		4.000%,05/01/2046	860,671	0.1
232,769		4.000%,11/01/2047	250,605	0.0
338,773		4.000%,03/01/2048	364,710	0.0
1,032		4.500%,04/01/2023	1,081	0.0
36,407		4.500%,03/01/2039	40,710	0.0
104,323		4.500%,08/01/2039	116,655	0.0
273,173		4.500%,09/01/2039	305,467	0.0
114,321		4.500%,09/01/2039	126,934	0.0
188,300		4.500%,09/01/2039	211,290	0.0
247,194		4.500%,10/01/2039	277,371	0.0
370,248		4.500%,12/01/2039	414,022	0.0
110,373		4.500%,03/01/2040	122,772	0.0
262,333		4.500%,04/01/2040	294,357	0.0
51,041		4.500%,06/01/2040	57,073	0.0
207,027		4.500%,07/01/2040	229,426	0.0
289,871		4.500%,07/01/2040	325,257	0.0
215,892		4.500%,08/01/2040	242,264	0.0
83,909		4.500%,08/01/2040	93,822	0.0
90,344		4.500%,03/01/2041	101,365	0.0
243,800		4.500%,03/01/2041	271,148	0.0
121,935		4.500%,04/01/2041	136,329	0.0
371,539		4.500%,06/01/2041	413,194	0.0
284,562		4.500%,07/01/2041	316,529	0.0
1,346,041		4.500%,08/01/2041	1,491,939	0.1
36,752		4.500%,08/01/2041	39,924	0.0
1,141,739		4.500%,07/01/2048	1,237,868	0.1
14,059		5.000%,03/01/2034	16,052	0.0
68,800		5.000%,12/01/2034	78,598	0.0
219,686		5.000%,08/01/2035	250,824	0.0
83,958		5.000%,08/01/2035	95,922	0.0
68,570		5.000%,10/01/2035	77,990	0.0
68,649		5.000%,10/01/2035	78,414	0.0
117,999		5.000%,10/01/2035	134,817	0.0
174,091		5.000%,12/01/2035	198,809	0.0
24,751		5.000%,04/01/2036	28,283	0.0
77,173		5.000%,11/01/2036	88,101	0.0
55,429		5.000%,02/01/2037	63,392	0.0
42,036		5.000%,05/01/2037	48,090	0.0
657,440		5.000%,10/01/2037	749,435	0.0
373,316		5.000%,03/01/2038	426,769	0.0
337,743		5.000%,03/01/2038	386,393	0.0
119,057		5.000%,03/01/2038	135,916	0.0
104,957		5.000%,04/01/2038	120,160	0.0
11,260		5.000%,10/01/2038	12,883	0.0
37,757		5.000%,06/01/2040	43,071	0.0
106,492		5.000%,08/01/2040	121,766	0.0
249,907		5.000%,04/01/2041	284,171	0.0
49,687		5.490%,02/01/2037	55,595	0.0
26,389		5.500%,12/01/2024	27,058	0.0
53,990		5.500%,09/01/2034	62,528	0.0
73,217		5.500%,01/01/2035	84,684	0.0
622,683		5.500%,09/01/2035	724,533	0.0
31,330		5.500%,09/01/2035	36,454	0.0
472,852		5.500%,10/01/2035	547,625	0.0
188,826		5.500%,03/01/2036	219,604	0.0
51,196		5.500%,03/01/2036	59,637	0.0
27,421		5.500%,05/01/2036	31,931	0.0
165,175		5.500%,06/01/2036	191,777	0.0
62,118		5.500%,07/01/2036	72,239	0.0
11,192		5.500%,07/01/2036	13,022	0.0
2,694		5.500%,07/01/2036	3,126	0.0
11,497		5.500%,10/01/2036	13,352	0.0
74,341		5.500%,11/01/2036	86,661	0.0
54,101		5.500%,12/01/2036	63,021	0.0
38,977		5.500%,12/01/2036	45,388	0.0
10,758		5.500%,12/01/2036	12,051	0.0
51,205		5.500%,02/01/2037	59,668	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

7,377		5.500%,02/01/2037	8,495	0.0
18,099		5.500%,05/01/2037	21,109	0.0
2,338		5.500%,06/01/2037	2,731	0.0
28,786		5.500%,12/01/2037	33,640	0.0
14,657		5.500%,03/01/2038	17,121	0.0
3,907		5.500%,06/01/2038	4,561	0.0
7,920		5.500%,06/01/2038	9,256	0.0
7,342		5.500%,08/01/2038	8,321	0.0
808		5.500%,10/01/2038	904	0.0
562,119		5.500%,11/01/2038	645,184	0.0
10,840		5.500%,12/01/2038	12,664	0.0
11,292		5.500%,12/01/2038	13,196	0.0
8,356		5.500%,12/01/2038	9,762	0.0
14,723		5.500%,01/01/2039	17,200	0.0
83,803		5.500%,01/01/2039	97,909	0.0
54,541		5.500%,01/01/2040	63,714	0.0
38,185		5.500%,01/01/2040	43,891	0.0
51,705		5.500%,03/01/2040	60,352	0.0
106,414		5.500%,01/01/2041	119,033	0.0
55,690		5.750%,05/01/2037	62,457	0.0
55,425		5.800%,07/01/2037	61,988	0.0
39,543		5.800%,08/01/2037	44,374	0.0
36,765		5.800%,09/01/2037	41,256	0.0
71,430		5.800%,09/01/2037	80,156	0.0
3,345		6.000%,04/01/2028	3,822	0.0
32,028		6.000%,07/01/2028	35,964	0.0
2,225		6.000%,04/01/2036	2,612	0.0
93		6.000%,04/01/2036	104	0.0
5,577		6.000%,04/01/2036	6,465	0.0
22,807		6.000%,06/01/2036	26,979	0.0
7,864		6.000%,07/01/2036	9,302	0.0
40,003		6.000%,08/01/2036	46,661	0.0
2,338		6.000%,08/01/2036	2,627	0.0
7,105		6.000%,08/01/2036	8,405	0.0
37,541		6.000%,01/01/2037	44,298	0.0
33,904		6.000%,02/01/2037	40,106	0.0
2,099		6.000%,04/01/2037	2,483	0.0
10,910		6.000%,06/01/2037	12,813	0.0
1,253		6.000%,06/01/2037	1,479	0.0
5,594		6.000%,07/01/2037	6,617	0.0
176		6.000%,07/01/2037	205	0.0
145,542		6.000%,08/01/2037	167,704	0.0
2,944		6.000%,08/01/2037	3,482	0.0
13,262		6.000%,08/01/2037	15,461	0.0
6,125		6.000%,08/01/2037	6,883	0.0
5,330		6.000%,08/01/2037	6,290	0.0
1,543		6.000%,08/01/2037	1,826	0.0
9,167		6.000%,09/01/2037	10,398	0.0
2,064		6.000%,09/01/2037	2,442	0.0
4,481		6.000%,09/01/2037	5,301	0.0
18,429		6.000%,10/01/2037	20,736	0.0
7,608		6.000%,10/01/2037	9,000	0.0
9,710		6.000%,10/01/2037	11,458	0.0
4,302		6.000%,10/01/2037	4,832	0.0
1,152		6.000%,11/01/2037	1,296	0.0
26,030		6.000%,11/01/2037	30,558	0.0
2,320		6.000%,11/01/2037	2,745	0.0
918		6.000%,12/01/2037	1,032	0.0
56,505		6.000%,12/01/2037	66,715	0.0
1,896		6.000%,01/01/2038	2,206	0.0
10,843		6.000%,01/01/2038	12,291	0.0
14,689		6.000%,01/01/2038	17,377	0.0
2,369		6.000%,02/01/2038	2,667	0.0
13,538		6.000%,05/01/2038	15,256	0.0
1,213		6.000%,06/01/2038	1,435	0.0
21,527		6.000%,07/01/2038	25,333	0.0
36,560		6.000%,07/01/2038	42,842	0.0
6,902		6.000%,09/01/2038	8,165	0.0
10,562		6.000%,09/01/2038	11,875	0.0
268,719		6.000%,09/01/2038	315,927	0.0
788		6.000%,09/01/2038	932	0.0
13,148		6.000%,11/01/2038	15,083	0.0
136,877		6.000%,01/01/2039	159,500	0.0
136,626		6.000%,04/01/2039	160,277	0.0
33,252		6.000%,08/01/2039	37,959	0.0
38,550		6.000%,10/01/2039	45,228	0.0
17,542		6.000%,11/01/2039	20,696	0.0
27,765		6.000%,11/01/2039	31,210	0.0
1,518		6.000%,12/01/2039	1,793	0.0
51,124		6.000%,05/01/2040	60,478	0.0
55,923		6.150%,12/01/2037	62,917	0.0
19,646		6.150%,01/01/2038	22,097	0.0
29,843		6.150%,02/01/2038	33,575	0.0
79,793		6.150%,02/01/2038	89,774	0.0
840,000		6.250%,07/15/2032	1,218,426	0.1
8,303		6.500%,06/01/2036	9,727	0.0
2,247		6.500%,08/01/2036	2,602	0.0
675		6.500%,10/01/2036	768	0.0
31,780		6.500%,10/01/2036	37,283	0.0
13,239		6.500%,07/01/2037	14,995	0.0
4,707		6.500%,09/01/2037	5,378	0.0
2,677		6.500%,10/01/2037	3,114	0.0
2,792		6.500%,11/01/2037	3,197	0.0
6,422		6.500%,04/01/2038	7,403	0.0
12,917		6.500%,04/01/2038	15,316	0.0
595		6.500%,05/01/2038	669	0.0
1,520		6.500%,05/01/2038	1,709	0.0
2,044		6.500%,07/01/2038	2,298	0.0
1,254		6.500%,08/01/2038	1,447	0.0
206		6.500%,10/01/2038	234	0.0
5,990		6.500%,11/01/2038	6,789	0.0
395,122		6.500%,12/01/2038	452,860	0.0
6,949		6.500%,12/01/2038	7,814	0.0
54,417		6.500%,12/01/2038	61,190	0.0
5,648		6.500%,12/01/2038	6,352	0.0
2,834		6.500%,01/01/2039	3,343	0.0
			127,741,497	3.8

		Federal National Mortgage Association: 0.7%(4)
1,360,601		3.000%,09/01/2046	1,407,495	0.1
12,531,539		3.500%,11/01/2051	13,491,156	0.4
1,218,458		3.720%,10/01/2029	1,373,707	0.0
62,665		5.700%,07/01/2036	65,191	0.0
11,807		5.700%,07/01/2036	11,858	0.0
805,000	(1)	6.625%,11/15/2030	1,150,161	0.0
3,430,000		7.125%,01/15/2030	4,929,594	0.2
			22,429,162	0.7

		Government National Mortgage Association: 9.1%
45,475,000	(5)	2.000%,11/15/2051	46,046,991	1.4
15,000,000		2.500%,09/20/2051	15,512,082	0.5
48,594,000	(5)	2.500%,11/15/2051	50,080,293	1.5
3,955,334		3.000%,07/20/2045	4,169,878	0.1
103,480,000	(5)	3.000%,11/15/2051	107,938,534	3.2
13,646,266		3.500%,03/20/2047	14,971,775	0.5
6,106,902		3.500%,09/20/2047	6,467,714	0.2
2,331,120		3.500%,01/20/2048	2,490,214	0.1
14,993,588		3.500%,02/20/2048	16,002,137	0.5
14,464,149		3.500%,03/20/2048	15,491,917	0.5
3,075,276		4.000%,10/20/2043	3,351,661	0.1
3,154,744		4.000%,03/20/2046	3,423,896	0.1
1,616,552		4.000%,03/20/2046	1,754,470	0.1
542,304		4.500%,02/20/2041	608,539	0.0
166,548		4.500%,03/20/2041	185,463	0.0
632,195		4.500%,05/20/2041	705,159	0.0
721,381		4.500%,06/20/2041	805,966	0.0
1,383,568		4.500%,07/20/2041	1,547,068	0.1
597,183		4.500%,09/20/2041	667,754	0.0
1,762,187		4.500%,10/20/2041	1,970,436	0.1

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

2,918,413		4.500%,01/20/2050	3,114,573	0.1
7,313		5.000%,10/15/2037	8,471	0.0
2,139		5.000%,04/15/2038	2,456	0.0
39,528		5.000%,03/15/2039	45,915	0.0
54,720		5.000%,08/15/2039	63,043	0.0
563,897		5.000%,09/15/2039	653,872	0.0
450,565		5.000%,09/15/2039	523,295	0.0
423,927		5.000%,02/15/2040	492,633	0.0
293,100		5.000%,04/15/2040	337,722	0.0
717,818		5.000%,06/15/2040	831,597	0.0
24,851		5.000%,07/15/2040	28,887	0.0
274,175		5.000%,04/15/2042	310,895	0.0
387,364		5.000%,04/20/2042	442,241	0.0
381,869		5.000%,06/20/2048	414,228	0.0
19,708		5.500%,07/20/2038	22,402	0.0
261,910		5.500%,09/20/2039	307,972	0.0
19,351		5.500%,10/20/2039	22,656	0.0
11,184		5.500%,11/20/2039	13,367	0.0
442,709		5.500%,11/20/2039	520,564	0.0
6,731		5.500%,12/20/2040	7,717	0.0
22,012		5.500%,01/20/2041	25,910	0.0
141,797		5.500%,03/20/2041	165,267	0.0
232,711		5.500%,04/20/2041	273,799	0.0
356,980		5.500%,05/20/2041	420,140	0.0
320,711		5.500%,06/20/2041	372,169	0.0
9,810		6.000%,10/15/2036	11,544	0.0
28,546		6.000%,08/15/2037	33,616	0.0
22,071		6.000%,11/15/2037	25,732	0.0
4,061		6.000%,12/15/2037	4,559	0.0
16,854		6.000%,01/15/2038	19,171	0.0
19,852		6.000%,01/15/2038	23,481	0.0
19,593		6.000%,02/15/2038	23,058	0.0
41,852		6.000%,02/15/2038	47,214	0.0
218		6.000%,02/15/2038	246	0.0
708		6.000%,04/15/2038	794	0.0
117,207		6.000%,05/15/2038	137,722	0.0
109,770		6.000%,05/15/2038	129,792	0.0
15,602		6.000%,07/15/2038	18,438	0.0
35,561		6.000%,09/15/2038	41,610	0.0
17,493		6.000%,11/15/2038	19,625	0.0
531,398		6.000%,08/20/2040	623,474	0.0
		304,773,814		9.1

		Other U.S. Agency Obligations: 0.9%
3,489,000		1.620%,09/04/2025	3,605,163	0.1
12,500,000		2.390%,11/01/2034	13,141,656	0.4
5,000,000		2.400%,09/21/2026	5,346,979	0.2
1,500,000		1.875%,08/15/2022	1,523,300	0.0
10,000		6.150%,01/15/2038	15,318	0.0
5,000,000		7.125%,05/01/2030	7,208,437	0.2
		30,840,853		0.9

		Uniform Mortgage-Backed Securities: 11.5%
29,800,000	(5)	2.000%,11/15/2036	30,652,093	0.9
87,800,000	(5)	2.000%,11/15/2051	87,885,743	2.6
2,896,702		2.500%,09/01/2027	3,032,711	0.1
2,784,087		2.500%,06/01/2030	2,920,710	0.1
3,800,709		2.500%,06/01/2030	3,984,583	0.1
1,628,437		2.500%,07/01/2030	1,710,693	0.1
102,090,000	(5)	2.500%,11/15/2051	105,068,954	3.2
816,443		3.000%,06/01/2026	858,643	0.0
4,122,620		3.000%,08/01/2030	4,375,489	0.1
1,575,220		3.000%,09/01/2030	1,671,481	0.1
13,384,481		3.000%,12/01/2042	14,471,360	0.4
5,822,472		3.000%,07/01/2043	6,215,152	0.2
2,691,992		3.000%,09/01/2043	2,871,476	0.1
3,444,372		3.000%,07/01/2046	3,717,021	0.1
1,239,128		3.000%,08/01/2046	1,331,605	0.1
14,172,119		3.000%,12/01/2046	15,039,285	0.5
2,168,588		3.500%,05/01/2029	2,323,036	0.1
624,132		3.500%,03/01/2041	675,496	0.0
672,894		3.500%,12/01/2041	728,903	0.0
1,120,359		3.500%,01/01/2042	1,213,622	0.1
2,406,018		3.500%,10/01/2042	2,606,298	0.1
6,938,880		3.500%,11/01/2042	7,514,045	0.2
3,187,368		3.500%,01/01/2046	3,479,847	0.1
2,219,666		3.500%,02/01/2046	2,423,349	0.1
4,897,820		3.500%,02/01/2046	5,347,262	0.2
5,333,127		3.500%,04/01/2046	5,756,102	0.2
2,200,000	(5)	3.500%,10/15/2051	2,327,918	0.1
848,105		4.000%,09/01/2026	898,924	0.0
98,125		4.000%,10/01/2040	108,199	0.0
560,302		4.000%,10/01/2040	605,641	0.0
5,652,276		4.000%,11/01/2040	6,203,968	0.2
959,678		4.000%,12/01/2040	1,058,916	0.0
654,559		4.000%,12/01/2040	720,982	0.0
1,289,883		4.000%,02/01/2041	1,420,876	0.1
188,385		4.000%,03/01/2041	207,690	0.0
215,032		4.000%,04/01/2041	237,221	0.0
116,611		4.000%,08/01/2041	124,988	0.0
146,112		4.000%,09/01/2041	160,895	0.0
789,295		4.000%,11/01/2041	865,075	0.0
185,414		4.000%,12/01/2041	203,611	0.0
508,584		4.000%,01/01/2042	558,487	0.0
414,233		4.000%,07/01/2042	458,355	0.0
1,219,815		4.000%,12/01/2042	1,347,793	0.1
1,654,260		4.000%,07/01/2043	1,848,359	0.1
1,368,677		4.000%,02/01/2044	1,523,429	0.1
835,236		4.000%,02/01/2044	929,657	0.0
225,585		4.000%,03/01/2044	242,364	0.0
584,750		4.000%,05/01/2045	640,617	0.0
4,239,394		4.000%,06/01/2045	4,672,631	0.2
1,955,926		4.000%,07/01/2045	2,184,936	0.1
569,049		4.000%,07/01/2045	619,676	0.0
1,202,201		4.000%,07/01/2045	1,328,235	0.1
1,298,107		4.000%,07/01/2045	1,437,738	0.1
1,648,110		4.000%,02/01/2046	1,816,572	0.1
2,720,790		4.000%,02/01/2048	2,923,968	0.1
261,001		4.000%,03/01/2048	280,410	0.0
693,324		4.000%,03/01/2048	746,988	0.0
904,251		4.500%,07/01/2026	952,174	0.0
4,024		4.500%,06/01/2034	4,475	0.0
10,605		4.500%,05/01/2035	11,742	0.0
1,272		4.500%,03/01/2038	1,427	0.0
1,101		4.500%,05/01/2038	1,207	0.0
7,078		4.500%,06/01/2038	7,810	0.0
8,339		4.500%,07/01/2038	9,026	0.0
13,208		4.500%,09/01/2038	14,290	0.0
280,852		4.500%,03/01/2039	311,195	0.0
13,632		4.500%,04/01/2039	15,151	0.0
9,479		4.500%,04/01/2039	10,628	0.0
299,261		4.500%,07/01/2039	334,329	0.0
750,853		4.500%,09/01/2039	834,613	0.0
713,696		4.500%,10/01/2039	800,398	0.0
162,007		4.500%,12/01/2039	181,644	0.0
206,377		4.500%,12/01/2039	230,589	0.0
157,062		4.500%,12/01/2039	175,515	0.0
130,401		4.500%,03/01/2040	146,232	0.0
151,946		4.500%,10/01/2040	168,796	0.0
162,294		4.500%,10/01/2040	181,431	0.0
167,348		4.500%,10/01/2040	187,606	0.0
194,408		4.500%,03/01/2041	215,699	0.0
120,943		4.500%,04/01/2041	130,768	0.0
133,825		4.500%,06/01/2041	149,581	0.0
119,867		4.500%,06/01/2041	133,292	0.0
1,793,629		4.500%,06/01/2041	2,011,920	0.1
83,446		4.500%,07/01/2041	92,476	0.0
61,779		4.500%,07/01/2041	69,003	0.0
2,405,268		4.500%,07/01/2041	2,688,383	0.1
104,835		4.500%,08/01/2041	117,593	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

718,659	4.500%,08/01/2041	806,017	0.0
738,965	4.500%,08/01/2041	817,538	0.0
264,747	5.000%,03/01/2027	276,240	0.0
61,478	5.000%,07/01/2033	69,642	0.0
49,145	5.000%,02/01/2034	54,047	0.0
11,484	5.000%,11/01/2034	13,104	0.0
1,216,708	5.000%,02/01/2035	1,387,053	0.1
208,797	5.000%,06/01/2035	238,030	0.0
15,498	5.000%,08/01/2035	17,682	0.0
164,574	5.000%,09/01/2035	187,803	0.0
129,708	5.000%,09/01/2035	147,997	0.0
47,399	5.000%,09/01/2035	54,087	0.0
16,432	5.000%,10/01/2035	18,750	0.0
301,587	5.000%,03/01/2036	344,248	0.0
232,280	5.000%,03/01/2036	265,042	0.0
210,106	5.000%,05/01/2036	239,956	0.0
2,447	5.000%,05/01/2036	2,793	0.0
38,861	5.000%,06/01/2036	44,328	0.0
403,890	5.000%,12/01/2036	461,101	0.0
32,131	5.000%,12/01/2036	36,678	0.0
95,235	5.000%,07/01/2037	108,703	0.0
54,683	5.000%,01/01/2038	62,409	0.0
309,397	5.000%,02/01/2038	353,176	0.0
143,996	5.000%,02/01/2038	164,362	0.0
302,815	5.000%,08/01/2038	345,686	0.0
126,952	5.000%,07/01/2040	144,432	0.0
52,771	5.000%,07/01/2040	58,821	0.0
241	5.500%,11/01/2021	241	0.0
2,416	5.500%,11/01/2021	2,419	0.0
2,365	5.500%,12/01/2021	2,368	0.0
5,189	5.500%,12/01/2021	5,195	0.0
278	5.500%,12/01/2021	279	0.0
187	5.500%,01/01/2022	187	0.0
118	5.500%,01/01/2022	118	0.0
1,158	5.500%,02/01/2022	1,163	0.0
53	5.500%,04/01/2022	53	0.0
541	5.500%,06/01/2022	543	0.0
343	5.500%,06/01/2022	345	0.0
3,885	5.500%,07/01/2022	3,930	0.0
235	5.500%,07/01/2022	237	0.0
233	5.500%,08/01/2022	234	0.0
700	5.500%,09/01/2022	709	0.0
4,288	5.500%,09/01/2022	4,346	0.0
977	5.500%,01/01/2023	996	0.0
261	5.500%,02/01/2023	263	0.0
1,524	5.500%,03/01/2023	1,554	0.0
438	5.500%,04/01/2023	448	0.0
3,007	5.500%,06/01/2023	3,030	0.0
3,384	5.500%,08/01/2023	3,488	0.0
7,077	5.500%,08/01/2023	7,270	0.0
606	5.500%,08/01/2023	623	0.0
847	5.500%,08/01/2023	870	0.0
6,071	5.500%,09/01/2023	6,246	0.0
4,014	5.500%,11/01/2023	4,144	0.0
367	5.500%,11/01/2023	370	0.0
474	5.500%,11/01/2023	490	0.0
26,805	5.500%,02/01/2024	27,715	0.0
739	5.500%,03/01/2024	745	0.0
1,840	5.500%,07/01/2024	1,854	0.0
3,812	5.500%,07/01/2024	3,976	0.0
73	5.500%,05/01/2025	73	0.0
11,038	5.500%,08/01/2025	11,308	0.0
1,379	5.500%,07/01/2027	1,542	0.0
332	5.500%,08/01/2027	371	0.0
79,436	5.500%,03/01/2034	91,696	0.0
59,617	5.500%,04/01/2034	68,200	0.0
27,192	5.500%,11/01/2034	31,470	0.0
29,383	5.500%,12/01/2034	34,056	0.0
335,234	5.500%,02/01/2035	388,880	0.0
49,077	5.500%,05/01/2035	57,087	0.0
169,021	5.500%,09/01/2035	189,289	0.0
47,212	5.500%,09/01/2035	54,853	0.0
61,843	5.500%,04/01/2036	71,930	0.0
35,643	5.500%,04/01/2036	41,409	0.0
12,438	5.500%,05/01/2036	14,375	0.0
42,482	5.500%,06/01/2036	49,377	0.0
161,609	5.500%,07/01/2036	187,449	0.0
87,038	5.500%,11/01/2036	101,201	0.0
131,480	5.500%,12/01/2036	152,949	0.0
273,595	5.500%,12/01/2036	318,402	0.0
43,406	5.500%,01/01/2037	50,491	0.0
187,672	5.500%,03/01/2037	218,397	0.0
423,134	5.500%,03/01/2037	493,287	0.0
36,790	5.500%,03/01/2037	42,833	0.0
164,302	5.500%,08/01/2037	191,122	0.0
573	5.500%,01/01/2038	668	0.0
1,746	5.500%,01/01/2038	2,038	0.0
715	5.500%,01/01/2038	833	0.0
5,305	5.500%,03/01/2038	6,189	0.0
7,612	5.500%,05/01/2038	8,884	0.0
24,928	5.500%,06/01/2038	29,112	0.0
630,529	5.500%,09/01/2038	726,037	0.0
169,871	5.500%,12/01/2038	198,264	0.0
43,610	5.500%,06/01/2039	50,951	0.0
37,348	5.500%,05/01/2040	41,807	0.0
228,701	5.500%,06/01/2040	255,643	0.0
4,323	6.000%,01/01/2034	4,863	0.0
1,497	6.000%,07/01/2034	1,681	0.0
36,214	6.000%,12/01/2034	42,627	0.0
18,172	6.000%,05/01/2035	20,448	0.0
30,452	6.000%,01/01/2036	34,215	0.0
14,736	6.000%,01/01/2036	16,555	0.0
11,089	6.000%,02/01/2036	13,101	0.0
21,005	6.000%,03/01/2036	24,726	0.0
13,508	6.000%,03/01/2036	15,700	0.0
2,872	6.000%,04/01/2036	3,224	0.0
5,750	6.000%,04/01/2036	6,789	0.0
48,733	6.000%,05/01/2036	57,505	0.0
181	6.000%,06/01/2036	213	0.0
1,653	6.000%,08/01/2036	1,856	0.0
12,969	6.000%,08/01/2036	15,327	0.0
30,379	6.000%,09/01/2036	35,867	0.0
40,155	6.000%,09/01/2036	45,750	0.0
11,409	6.000%,09/01/2036	13,475	0.0
8,267	6.000%,10/01/2036	9,374	0.0
89,196	6.000%,12/01/2036	100,234	0.0
341,673	6.000%,12/01/2036	403,404	0.0
7,129	6.000%,01/01/2037	8,010	0.0
5,312	6.000%,02/01/2037	6,006	0.0
5,054	6.000%,04/01/2037	5,676	0.0
56,179	6.000%,07/01/2037	66,441	0.0
14,753	6.000%,08/01/2037	17,253	0.0
1,009	6.000%,08/01/2037	1,174	0.0
1,664	6.000%,08/01/2037	1,963	0.0
11,931	6.000%,09/01/2037	13,887	0.0
5,032	6.000%,09/01/2037	5,946	0.0
37,984	6.000%,09/01/2037	42,650	0.0
7,662	6.000%,09/01/2037	8,873	0.0
1,197	6.000%,09/01/2037	1,374	0.0
230	6.000%,09/01/2037	270	0.0
1,439	6.000%,10/01/2037	1,645	0.0
898	6.000%,10/01/2037	1,028	0.0
181	6.000%,10/01/2037	214	0.0
2,101	6.000%,10/01/2037	2,393	0.0
1,055	6.000%,11/01/2037	1,185	0.0
8,707	6.000%,11/01/2037	9,945	0.0
1,069	6.000%,11/01/2037	1,212	0.0
6,717	6.000%,11/01/2037	7,542	0.0
30,339	6.000%,11/01/2037	35,838	0.0
18,293	6.000%,11/01/2037	20,852	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

29,651		6.000%,12/01/2037	35,023	0.0
4,292		6.000%,12/01/2037	4,901	0.0
22,024		6.000%,12/01/2037	26,020	0.0
11,602		6.000%,12/01/2037	13,719	0.0
11,472		6.000%,01/01/2038	12,978	0.0
3,859		6.000%,01/01/2038	4,333	0.0
60,447		6.000%,02/01/2038	69,238	0.0
725		6.000%,02/01/2038	815	0.0
2,995		6.000%,03/01/2038	3,382	0.0
67,764		6.000%,03/01/2038	76,072	0.0
213,790		6.000%,04/01/2038	250,944	0.0
18,161		6.000%,04/01/2038	21,439	0.0
19,796		6.000%,05/01/2038	22,432	0.0
13,842		6.000%,05/01/2038	16,103	0.0
1,047		6.000%,06/01/2038	1,177	0.0
8,401		6.000%,07/01/2038	9,485	0.0
24,134		6.000%,07/01/2038	27,254	0.0
811		6.000%,08/01/2038	912	0.0
1,850		6.000%,08/01/2038	2,187	0.0
33,660		6.000%,09/01/2038	38,049	0.0
6,485		6.000%,09/01/2038	7,280	0.0
16,619		6.000%,09/01/2038	18,771	0.0
43,300		6.000%,10/01/2038	50,883	0.0
16,679		6.000%,10/01/2038	19,474	0.0
29,325		6.000%,10/01/2038	33,914	0.0
404,845		6.000%,10/01/2039	478,779	0.0
11,905		6.000%,11/01/2039	13,436	0.0
514		6.500%,04/01/2030	578	0.0
54,679		6.500%,02/01/2034	61,454	0.0
6,829		6.500%,11/01/2034	8,052	0.0
10,295		6.500%,01/01/2036	11,882	0.0
18,091		6.500%,03/01/2036	21,337	0.0
31,556		6.500%,04/01/2036	35,763	0.0
554		6.500%,05/01/2036	623	0.0
3,990		6.500%,06/01/2036	4,485	0.0
881		6.500%,07/01/2036	1,020	0.0
38,502		6.500%,07/01/2036	43,770	0.0
14,561		6.500%,07/01/2036	16,691	0.0
4,973		6.500%,07/01/2036	5,591	0.0
31,160		6.500%,07/01/2036	35,031	0.0
2,064		6.500%,07/01/2036	2,419	0.0
553		6.500%,08/01/2036	633	0.0
72,183		6.500%,09/01/2036	84,848	0.0
873		6.500%,09/01/2036	991	0.0
13,501		6.500%,09/01/2036	15,581	0.0
7,850		6.500%,09/01/2036	8,886	0.0
803		6.500%,11/01/2036	920	0.0
2,391		6.500%,11/01/2036	2,759	0.0
1,478		6.500%,12/01/2036	1,715	0.0
12,483		6.500%,12/01/2036	14,027	0.0
29,660		6.500%,01/01/2037	33,349	0.0
124		6.500%,01/01/2037	142	0.0
20,044		6.500%,01/01/2037	22,537	0.0
12,677		6.500%,02/01/2037	14,260	0.0
4,266		6.500%,03/01/2037	4,888	0.0
20,233		6.500%,03/01/2037	23,308	0.0
11,112		6.500%,03/01/2037	12,572	0.0
15,898		6.500%,03/01/2037	17,867	0.0
439		6.500%,07/01/2037	514	0.0
1,458		6.500%,08/01/2037	1,639	0.0
711		6.500%,08/01/2037	799	0.0
3,528		6.500%,08/01/2037	4,050	0.0
901		6.500%,09/01/2037	1,039	0.0
64,871		6.500%,09/01/2037	76,564	0.0
412		6.500%,09/01/2037	472	0.0
102,164		6.500%,09/01/2037	116,256	0.0
1,195		6.500%,09/01/2037	1,378	0.0
5,208		6.500%,09/01/2037	6,072	0.0
11,426		6.500%,09/01/2037	13,002	0.0
2,228		6.500%,10/01/2037	2,589	0.0
1,540		6.500%,10/01/2037	1,829	0.0
21,760		6.500%,10/01/2037	25,282	0.0
367		6.500%,10/01/2037	413	0.0
12,898		6.500%,10/01/2037	14,573	0.0
68,536		6.500%,11/01/2037	77,417	0.0
2,403		6.500%,12/01/2037	2,703	0.0
1,443		6.500%,12/01/2037	1,621	0.0
58,264		6.500%,12/01/2037	65,512	0.0
1,351		6.500%,12/01/2037	1,518	0.0
1,253		6.500%,12/01/2037	1,409	0.0
8,060		6.500%,12/01/2037	9,441	0.0
7,540		6.500%,12/01/2037	8,585	0.0
505		6.500%,01/01/2038	568	0.0
14,358		6.500%,01/01/2038	16,324	0.0
42,430		6.500%,03/01/2038	50,083	0.0
32,324		6.500%,04/01/2038	37,232	0.0
2,154		6.500%,05/01/2038	2,421	0.0
35,200		6.500%,08/01/2038	40,243	0.0
30,390		6.500%,08/01/2038	35,103	0.0
21,990		6.500%,09/01/2038	25,168	0.0
9,205		6.500%,10/01/2038	10,352	0.0
149,377		6.500%,10/01/2038	176,784	0.0
11,782		6.500%,10/01/2038	13,238	0.0
2,235		6.500%,10/01/2038	2,625	0.0
16,810		6.500%,11/01/2038	19,808	0.0
839		6.500%,01/01/2039	952	0.0
29,339		6.500%,01/01/2039	34,232	0.0
10,553		6.500%,03/01/2039	11,864	0.0
5,106		6.500%,09/01/2039	5,741	0.0
		381,570,423		11.5

	Total U.S. Government Agency Obligations
	(Cost $842,286,324)		867,355,749	26.0

COMMERCIAL MORTGAGE-BACKED SECURITIES: 1.9%
2,500,000		Banc of America Commercial Mortgage Trust 2017-BNK3 AS, 3.748%, 02/15/2050	2,727,230	0.1
5,000,000		BANK 2021-BNK33 A5, 2.556%, 05/15/2064	5,190,796	0.2
4,000,000		BENCHMARK 2018-B3 A5 Mortgage Trust, 4.025%, 04/10/2051	4,530,561	0.1
1,103,000		Benchmark 2019-B10 A4 Mortgage Trust, 3.717%, 03/15/2062	1,235,463	0.0
5,000,000		Benchmark 2020-B21 A5 Mortgage Trust, 1.978%, 12/17/2053	4,952,618	0.2
1,247,272	(3)	Benchmark 2021-B28 A5 Mortgage Trust, 2.224%, 08/15/2054	1,256,840	0.0
3,000,000		Citigroup Commercial Mortgage Trust 2014-GC19 A4, 4.023%, 03/10/2047	3,207,817	0.1
1,473,346	(3)	Ginnie Mae 2011-127 C, 3.500%, 03/16/2047	1,544,843	0.1
1,479,317	(3)	Ginnie Mae 2011-142 B, 3.397%, 02/16/2044	1,487,193	0.0
42,465	(3)	Ginnie Mae 2011-53 B, 3.893%, 05/16/2051	43,451	0.0
1,944,546		Ginnie Mae 2014-150 C, 3.400%, 12/16/2049	1,962,795	0.1
3,000,000		Ginnie Mae 2014-50 C, 3.400%, 02/16/2047	3,129,056	0.1

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

1,000,000		GS Mortgage Securities Trust 2012-GCJ7 B, 4.740%, 05/10/2045	1,018,566	0.0
6,379,463		JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16, 4.166%, 12/15/2046	6,777,996	0.2
3,000,000		JPMDB Commercial Mortgage Securities Trust 2016-C2 A3A, 2.881%, 06/15/2049	3,101,845	0.1
1,750,000		JPMDB Commercial Mortgage Securities Trust 2019-COR6 A4, 3.057%, 11/13/2052	1,877,826	0.1
3,200,000		Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8 A4 A4, 3.134%, 12/15/2048	3,276,632	0.1
1,000,000	(3)	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22 C, 4.351%, 04/15/2048	1,004,362	0.0
5,000,000		Morgan Stanley Capital I Trust 2021-L5 A4, 2.728%, 05/15/2054	5,252,157	0.2
1,000,000	(2),(3)	MSCG Trust 2015-ALDR A2, 3.577%, 06/07/2035	1,031,214	0.0
1,000,000	(3)	UBS Commercial Mortgage Trust 2018-C9 A4, 4.117%, 03/15/2051	1,123,509	0.0
2,350,000		Wells Fargo Commercial Mortgage Trust 2015-P2 A3, 3.541%, 12/15/2048	2,506,233	0.1
4,445,000	(3)	WFRBS Commercial Mortgage Trust 2013-C18 A5, 4.162%, 12/15/2046	4,755,425	0.1
529,000		Wells Fargo Commercial Mortgage Trust 2021-C59 A5, 2.626%, 04/15/2054	550,645	0.0

	Total Commercial Mortgage-Backed Securities
	(Cost $63,107,776)		63,545,073	1.9

SOVEREIGN BONDS: 1.7%
1,250,000		Chile Government International Bond, 2.450%, 01/31/2031	1,240,537	0.0
3,155,000	(1)	Colombia Government International Bond, 3.125%, 04/15/2031	2,958,696	0.1
1,950,000		Colombia Government International Bond, 7.375%, 09/18/2037	2,405,247	0.1
500,000		Export-Import Bank of Korea, 3.250%, 08/12/2026	549,109	0.0
1,000,000		Export-Import Bank of Korea, 4.000%, 01/14/2024	1,078,879	0.0
1,000,000		Hashemite Kingdom of Jordan Government AID Bond, 2.578%, 06/30/2022	1,017,939	0.0
1,000,000	(1)	Indonesia Government International Bond, 1.850%, 03/12/2031	959,759	0.0
1,000,000		Indonesia Government International Bond, 4.350%, 01/11/2048	1,116,060	0.0
3,000,000	(1),(2)	Kommunalbanken AS, 2.250%, 01/25/2022	3,018,853	0.1
1,800,000	(2)	Kommunalbanken AS, 2.500%, 01/11/2023	1,851,718	0.0
500,000		Korea International Bond, 4.125%, 06/10/2044	639,303	0.0
1,500,000	(1)	Mexico Government International Bond, 2.659%, 05/24/2031	1,450,845	0.0
5,000,000		Mexico Government International Bond, 4.750%, 03/08/2044	5,342,525	0.2
1,000,000		Panama Government International Bond, 3.870%, 07/23/2060	981,670	0.0
1,460,000		Panama Government International Bond, 8.875%, 09/30/2027	1,995,287	0.1
4,000,000		Peruvian Government International Bond, 6.550%, 03/14/2037	5,409,460	0.2
4,000,000	(1)	Philippine Government International Bond, 6.375%, 01/15/2032	5,400,300	0.2
5,000,000		Province of Alberta Canada, 2.950%, 01/23/2024	5,283,599	0.2
3,000,000		Province of British Columbia Canada, 2.250%, 06/02/2026	3,168,312	0.1
3,000,000	(1)	Province of Ontario Canada, 1.050%, 04/14/2026	3,002,772	0.1
3,000,000	(1)	Province of Ontario Canada, 1.125%, 10/07/2030	2,848,580	0.1
2,400,000		Republic of Italy Government International Bond, 1.250%, 02/17/2026	2,364,584	0.1
1,000,000		Republic of Poland Government International Bond, 3.250%, 04/06/2026	1,097,575	0.0
3,000,000		Uruguay Government International Bond, 4.500%, 08/14/2024	3,218,880	0.1

	Total Sovereign Bonds
	(Cost $56,435,173)		58,400,489	1.7

SUPRANATIONAL BONDS: 0.6%
300,000	(1)	Asian Development Bank, 2.125%, 03/19/2025	315,076	0.0
2,000,000		Asian Development Bank, 2.000%, 02/16/2022	2,013,874	0.1
2,964,000		Corp Andina de Fomento, 4.375%, 06/15/2022	3,047,332	0.1

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

750,000	European Investment Bank, 0.625%, 07/25/2025	746,272	0.0
3,000,000	European Investment Bank, 1.250%, 02/14/2031	2,926,285	0.1
3,000,000	European Investment Bank, 2.250%, 03/15/2022	3,029,064	0.1
1,500,000	Inter-American Development Bank, 0.250%, 11/15/2023	1,496,776	0.0
2,400,000	Inter-American Development Bank, 0.625%, 07/15/2025	2,386,923	0.1
3,000,000	Inter-American Development Bank, 1.750%, 09/14/2022	3,044,679	0.1
1,000,000	(1) Inter-American Development Bank, 3.200%, 08/07/2042	1,156,094	0.0

	Total Supranational Bonds
	(Cost $19,816,504)	20,162,375	0.6

ASSET-BACKED SECURITIES: 0.6%
	Automobile Asset-Backed Securities: 0.5%
1,000,000	Ally Auto Receivables Trust 2019-4 A4, 1.920%, 01/15/2025	1,018,867	0.1
519,825	AmeriCredit Automobile Receivables Trust 2020-1 A3, 1.110%, 08/19/2024	521,765	0.0
1,050,000	AmeriCredit Automobile Receivables Trust 2021-2 A3, 0.340%, 12/18/2026	1,047,565	0.1
1,000,000	BMW Vehicle Lease Trust 2021-2 A3, 0.330%, 12/26/2024	999,285	0.0
200,000	Carmax Auto Owner Trust 2019-2 A4, 2.770%, 12/16/2024	206,323	0.0
1,150,000	Carmax Auto Owner Trust 2019-2 B, 3.010%, 12/16/2024	1,192,569	0.1
1,050,000	CarMax Auto Owner Trust 2021-3 A3, 0.550%, 06/15/2026	1,050,078	0.1
1,000,000	Drive Auto Receivables Trust 2021-2 A3, 0.350%, 03/17/2025	1,000,428	0.0
1,050,000	Ford Credit Auto Owner Trust 2019-A A4, 2.850%, 08/15/2024	1,078,076	0.1
250,000	Ford Credit Auto Owner Trust 2021-A A4, 0.490%, 09/15/2026	248,377	0.0
1,000,000	GM Financial Consumer Automobile Receivables Trust 2021-1 A4, 0.540%, 05/17/2027	995,217	0.0
850,000	GM Financial Consumer Automobile Receivables Trust 2021-3 A3, 0.480%, 06/16/2026	849,121	0.0
750,000	Honda Auto Receivables 2018-4 A4 Owner Trust, 3.300%, 07/15/2025	762,358	0.0
800,000	Honda Auto Receivables 2019-2 A4 Owner Trust, 2.540%, 03/21/2025	818,225	0.0
400,000	Honda Auto Receivables 2021-1 A4 Owner Trust, 0.420%, 01/21/2028	398,391	0.0
1,000,000	Honda Auto Receivables Owner Trust 2021-2 A4, 0.550%, 08/16/2027	995,472	0.0
1,000,000	Mercedes-Benz Auto Receivables Trust 2021-1 A3, 0.460%, 06/15/2026	998,371	0.0
600,000	Nissan Auto Receivables 2019-B A4 Owner Trust, 2.540%, 12/15/2025	616,318	0.0
204,334	(2) Santander Retail Auto Lease Trust 2019-B A3, 2.300%, 01/20/2023	205,272	0.0
350,000	(2) Santander Retail Auto Lease Trust 2019-B A4, 2.380%, 08/21/2023	353,566	0.0
600,000	(2) Santander Retail Auto Lease Trust 2019-C A4, 1.930%, 11/20/2023	607,633	0.0
1,000,000	Santander Drive Auto Receivables Trust 2021-2 A3, 0.340%, 02/18/2025	1,000,704	0.0
500,000	Santander Drive Auto Receivables Trust 2021-3 A3, 0.330%, 03/17/2025	500,507	0.0
350,000	Toyota Auto Receivables 2019-C A4 Owner Trust, 1.880%, 11/15/2024	357,291	0.0
		17,821,779	0.5

	Credit Card Asset-Backed Securities: 0.1%
1,000,000	American Express Credit Account Master Trust 2017-7 A, 2.350%, 05/15/2025	1,022,584	0.1
500,000	Synchrony Credit Card Master Note Trust 2017-2 A, 2.620%, 10/15/2025	512,391	0.0
		1,534,975	0.1

	Other Asset-Backed Securities: 0.0%
1,000,000	Verizon Master Trust 2021-1 A, 0.500%, 05/20/2027	998,280	0.0

	Total Asset-Backed Securities
	(Cost $20,171,450)	20,355,034	0.6

	Total Long-Term Investments
	(Cost $3,261,938,817)	3,391,916,758	101.6

SHORT-TERM INVESTMENTS: 21.0%
	Commercial Paper: 12.7%
9,150,000	American Electric Power Co., 0.150%, 11/02/2021	9,148,725	0.3
20,690,000	American Electric Power Co., 0.160%, 11/10/2021	20,686,301	0.6
17,000,000	American Honda Finance Corp., 0.130%, 10/19/2021	16,998,861	0.5

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

4,150,000		American Honda Finance Corp., 0.160%, 11/22/2021	4,149,053	0.1
1,175,000	(6)	ANZ Bank, 0.120%, 01/25/2022	1,174,664	0.0
2,000,000	(6)	ANZ Bank, 0.120%, 02/10/2022	1,999,364	0.1
15,000,000		AT&T, Inc., 0.160%, 11/09/2021	14,997,384	0.4
2,000,000		AT&T, Inc., 0.180%, 12/14/2021	1,999,250	0.1
10,000,000		AT&T, Inc., 0.180%, 12/15/2021	9,996,179	0.3
8,000,000		AT&T, Inc., 0.190%, 01/19/2022	7,995,486	0.2
35,000,000		Basf SE, 0.080%, 10/01/2021	34,999,922	1.0
10,000,000		Basf SE, 0.080%, 12/22/2021	9,997,494	0.3
1,100,000	(6)	Caisse des Dépôts et Consignations, 0.120%, 01/26/2022	1,099,607	0.0
1,200,000	(6)	Collateralized Commercial Paper FLEX Co., LLC, 0.150%, 03/08/2022	1,199,210	0.0
830,000	(6)	Collateralized Commercial Paper V Co., LLC, 0.100%, 12/13/2021	829,804	0.0
15,000,000		Crown Point Capital Company, LLC, 0.130%, 01/12/2022	14,994,583	0.4
1,775,000	(6)	DBS Bank Ltd., 0.120%, 02/01/2022	1,774,082	0.1
1,725,000	(6)	DNB Bank ASA, 0.140%, 03/16/2022	1,724,191	0.1
1,575,000	(6)	DNB Bank ASA, 0.140%, 03/22/2022	1,574,205	0.0
20,000,000		Dominion Resources, Inc., 0.130%, 10/12/2021	19,999,133	0.6
4,141,000		Dominion Resources, Inc., 0.150%, 10/28/2021	4,140,523	0.1
9,000,000		Dominion Resources, Inc., 0.150%, 11/02/2021	8,998,746	0.3
9,750,000		Duke Energy Corp., 0.110%, 10/05/2021	9,749,851	0.3
3,545,000		Duke Energy Corp., 0.110%, 10/18/2021	3,544,814	0.1
20,000,000		DuPont de Nemours, Inc., 0.080%, 10/18/2021	19,999,250	0.6
7,500,000		Enbridge (US) Inc., 0.130%, 10/01/2021	7,499,973	0.2
5,000,000		Enbridge (US) Inc., 0.130%, 10/14/2021	4,999,747	0.2
20,000,000		Entergy Corp., 0.110%, 10/07/2021	19,999,572	0.6
6,550,000		Entergy Corp., 0.150%, 10/12/2021	6,549,677	0.2
4,500,000		Entergy Corp., 0.190%, 11/03/2021	4,499,193	0.1
10,000,000		Fiserv, Inc., 0.160%, 10/18/2021	9,999,225	0.3
10,000,000		HP, Inc., 0.160%, 11/15/2021	9,997,943	0.3
1,225,000	(6)	HSBC Bank PLC, 0.140%, 03/03/2022	1,223,884	0.0
16,000,000		Keurig Dr Pepper, Inc., 0.170%, 11/19/2021	15,996,378	0.5
1,200,000	(6)	Landesbank Baden-Wurttemberg, 0.130%, 12/07/2021	1,199,717	0.0
550,000	(6)	Landesbank Baden-Wurttemberg, 0.140%, 01/07/2022	549,784	0.0
1,225,000	(6)	Lloyds Bank PLC, 0.100%, 12/20/2021	1,224,713	0.0
850,000	(6)	Lloyds Bank PLC, 0.150%, 03/14/2022	849,474	0.0
1,150,000	(6)	Lloyds Bank PLC, 0.150%, 03/29/2022	1,149,195	0.0
1,995,000	(6)	LMA-Americas LLC, 0.100%, 01/26/2022	1,994,156	0.1
1,350,000	(6)	Matchpoint Finance PLC, 0.100%, 12/07/2021	1,349,712	0.0
775,000	(6)	Matchpoint Finance PLC, 0.120%, 01/18/2022	774,699	0.0
1,675,000	(6)	Matchpoint Finance PLC, 0.150%, 03/15/2022	1,673,879	0.1
1,975,000	(6)	National Australia Bank Ltd., 0.120%, 02/18/2022	1,974,141	0.1
1,725,000	(6)	Nieuw Amsterdam Receivables Corporation B.V., 0.100%, 01/07/2022	1,724,464	0.1
2,000,000	(6)	Nieuw Amsterdam Receivables Corporation B.V., 0.100%, 01/11/2022	1,999,348	0.1
2,000,000	(6)	NRW.Bank, 0.130%, 03/21/2022	1,998,786	0.1
1,775,000	(6)	Old Line Funding LLC, 0.130%, 03/10/2022	1,773,937	0.1
5,000,000		PPG Industries, Inc., 0.160%, 11/17/2021	4,998,920	0.1
900,000	(6)	Santander UK PLC, 0.110%, 12/01/2021	899,843	0.0
975,000	(6)	Santander UK PLC, 0.130%, 02/01/2022	974,587	0.0
1,725,000	(6)	Sheffield Receivables Company LLC, 0.100%, 12/16/2021	1,724,572	0.1
6,500,000		Sherwin-Williams Co., 0.180%, 10/18/2021	6,499,409	0.2
20,000,000		Simon Property Group L.P., 0.080%, 10/12/2021	19,999,493	0.6
3,500,000		Simon Property Group L.P., 0.090%, 11/01/2021	3,499,720	0.1
6,115,000		Simon Property Group L.P., 0.090%, 11/15/2021	6,114,297	0.2
2,000,000	(6)	Skandinaviska Enskilda Banken AB, 0.090%, 12/22/2021	1,999,562	0.1
2,200,000	(6)	Skandinaviska Enskilda Banken AB, 0.140%, 04/04/2022	2,198,385	0.1
4,000,000	(6)	Societe Generale, 0.170%, 03/31/2022	3,997,168	0.1
1,300,000	(6)	Sumitomo Mitsui Trust Bank Ltd., 0.150%, 03/07/2022	1,299,184	0.0
2,000,000	(6)	Swedbank AB, 0.150%, 03/23/2022	1,998,704	0.1
2,000,000	(6)	Swedbank AB, 0.150%, 03/24/2022	1,998,688	0.1

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2021 (Unaudited) (Continued)

1,750,000	(6)	Thunder Bay Funding LLC, 0.130%, 03/18/2022	1,748,801	0.1
2,000,000	(6)	Victory Receivables Corporation, 0.120%, 01/06/2022	1,999,330	0.1
9,830,000		Volkswagen AG, 0.450%, 11/10/2021	9,825,074	0.3
15,000,000		Waste Management, Inc., 0.130%, 10/06/2021	14,999,678	0.4
9,392,000		Waste Management, Inc., 0.180%, 12/17/2021	9,388,297	0.3
2,175,000	(6)	Westpac Banking Corp., 0.130%, 03/25/2022	2,173,723	0.1

	Total Commercial Paper
	(Cost $423,108,508)		423,109,714	12.7

		Floating Rate Notes: 0.5%
1,850,000	(6)	Bank of Montreal, 0.120%, 01/05/2022	1,850,697	0.1
1,125,000	(6)	Bank of Nova Scotia, 0.120%, 12/23/2021	1,125,391	0.0
950,000	(6)	Barclays Bank PLC, 0.140%, 03/03/2022	949,945	0.0
1,950,000	(6)	Barclays Bank PLC, 0.160%, 03/22/2022	1,950,040	0.1
1,400,000	(6)	Canadian Imperial Bank of Commerce, 0.120%, 02/10/2022	1,400,106	0.0
1,200,000	(6)	Cooperatieve Rabobank U.A./New York, 0.120%, 12/29/2021	1,199,977	0.0
1,750,000	(6)	DBS Bank Ltd., 0.140%, 03/16/2022	1,749,778	0.1
1,200,000	(6)	National Australia Bank Ltd., 0.130%, 03/10/2022	1,200,001	0.0
1,425,000	(6)	Royal Bank of Canada, 0.120%, 12/14/2021	1,425,284	0.1
1,100,000	(6)	Sumitomo Mitsui Trust Bank Ltd., 0.150%, 03/14/2022	1,100,010	0.0
900,000	(6)	Sumitomo Mitsui Trust Bank Ltd., 0.150%, 03/16/2022	900,000	0.0
1,525,000	(6)	Sumitomo Mitsui Trust Bank Ltd., 0.150%, 03/22/2022	1,524,902	0.1
1,000,000	(6)	Sumitomo Mitsui Trust Bank Ltd., 0.160%, 03/08/2022	1,000,047	0.0

	Total Floating Rate Notes
	(Cost $17,376,178)		17,376,178	0.5

		Repurchase Agreements: 4.8%
3,079,511	(6)	Amherst Pierpoint Securities LLC, Repurchase Agreement dated 09/30/21, 0.06%, due 10/01/21 (Repurchase Amount $3,079,516, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-6.034%, Market Value plus accrued interest $3,141,101, due 03/01/22-07/20/71)	3,079,511	0.1
4,298,073	(6)	Bethesda Securities LLC, Repurchase Agreement dated 09/30/21, 0.09%, due 10/01/21 (Repurchase Amount $4,298,084, collateralized by various U.S. Government Agency Obligations, 2.000%-5.500%, Market Value plus accrued interest $4,384,034, due 01/01/25-09/01/51)	4,298,073	0.1
37,138,455	(6)	Cantor Fitzgerald Securities, Repurchase Agreement dated 09/30/21, 0.05%, due 10/01/21 (Repurchase Amount $37,138,506, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.430%-9.500%, Market Value plus accrued interest $37,881,224, due 11/01/21-07/20/71)	37,138,455	1.1
13,670,488	(6)	CF Secured LLC, Repurchase Agreement dated 09/30/21, 0.05%, due 10/01/21 (Repurchase Amount $13,670,507, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $13,943,899, due 11/15/21-01/20/69)	13,670,488	0.4
15,829,039	(6)	Citadel Securities LLC, Repurchase Agreement dated 09/30/21, 0.08%, due 10/01/21 (Repurchase Amount $15,829,074, collateralized by various U.S. Government Securities, 0.000%-7.625%, Market Value plus accrued interest $16,145,734, due 10/12/21-08/15/51)	15,829,039	0.5

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2021 (Unaudited) (Continued)

20,588,102	(6)	Citigroup, Inc., Repurchase Agreement dated 09/30/21, 0.06%, due 10/01/21 (Repurchase Amount $20,588,136, collateralized by various U.S. Government Securities, 0.125%-2.750%, Market Value plus accrued interest $20,999,864, due 06/30/22-02/15/28)	20,588,102	0.6
4,221,267	(6)	Industrial & Comm. Bank of China, Repurchase Agreement dated 09/30/21, 0.05%, due 10/01/21 (Repurchase Amount $4,221,273, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $4,305,693, due 10/07/21-05/01/50)	4,221,267	0.1
7,802,929	(6)	JVB Financial Group LLC, Repurchase Agreement dated 09/30/21, 0.07%, due 10/01/21 (Repurchase Amount $7,802,944, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-7.000%, Market Value plus accrued interest $7,958,989, due 06/01/22-11/01/56)	7,802,929	0.3
12,689,241	(6)	Mirae Asset Securities USA Inc., Repurchase Agreement dated 09/30/21, 0.06%, due 10/01/21 (Repurchase Amount $12,689,262, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.550%-7.500%, Market Value plus accrued interest $12,943,048, due 08/01/23-07/20/71)	12,689,241	0.4
7,211,054	(6)	Palafox Trading LLC, Repurchase Agreement dated 09/30/21, 0.08%, due 10/01/21 (Repurchase Amount $7,211,070, collateralized by various U.S. Government Securities, 0.000%-3.125%, Market Value plus accrued interest $7,354,083, due 08/15/28-08/15/44)	7,211,054	0.2
3,773,348	(6)	RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/21, 0.05%, due 10/01/21 (Repurchase Amount $3,773,353, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $3,848,815, due 10/31/21-05/01/58)	3,773,348	0.1
22,638,178	(6)	State of Wisconsin Investment Board, Repurchase Agreement dated 09/30/21, 0.10%, due 10/01/21 (Repurchase Amount $22,638,240, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $23,091,610, due 07/15/23-02/15/48)	22,638,178	0.7
6,088,635	(6)	Stonex Financial Inc., Repurchase Agreement dated 09/30/21, 0.10%, due 10/01/21 (Repurchase Amount $6,088,652, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $6,210,408, due 11/20/21-09/15/56)	6,088,635	0.2

	Total Repurchase Agreements
	(Cost $159,028,320)		159,028,320	4.8

		Certificates of Deposit: 0.7%
950,000	(6)	Bank of Montreal, 0.130%, 02/28/2022	949,960	0.0
1,160,000	(6)	BNP Paribas, 0.130%, 03/03/2022	1,160,035	0.0
1,300,000	(6)	Credit Agricole, 0.100%, 12/01/2021	1,300,067	0.1
925,000	(6)	Landesbank Baden-Wurttemberg, 0.160%, 02/07/2022	925,023	0.0
1,725,000	(6)	Landesbank Baden-Wurttemberg, 0.160%, 03/21/2022	1,724,943	0.1
1,800,000	(6)	Lloyds Bank PLC, 0.130%, 02/22/2022	1,800,832	0.1
1,225,000	(6)	Mitsubishi UFJ Trust and Banking Corp., 0.130%, 01/26/2022	1,225,048	0.0
650,000	(6)	Mitsubishi UFJ Trust and Banking Corp., 0.150%, 03/02/2022	649,997	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2021 (Unaudited) (Continued)

925,000	(6)	Mitsubishi UFJ Trust and Banking Corp., 0.150%, 03/03/2022	924,996	0.0
1,000,000	(6)	Mizuho Bank Ltd., 0.150%, 03/07/2022	999,987	0.0
1,400,000	(6)	Mizuho Bank Ltd., 0.150%, 03/14/2022	1,399,968	0.1
1,975,000	(6)	Norinchukin Bank of New York, 0.110%, 01/27/2022	1,974,935	0.1
975,000	(6)	Oversea-Chinese Banking Corp. Ltd., 0.140%, 02/24/2022	975,004	0.0
1,225,000	(6)	Sumitomo Mitsui Trust Bank Ltd., 0.100%, 12/01/2021	1,225,082	0.0
1,225,000	(6)	Sumitomo Mitsui Trust Bank Ltd., 0.110%, 12/14/2021	1,225,026	0.0
825,000	(6)	Sumitomo Mitsui Trust Bank Ltd., 0.150%, 03/04/2022	824,992	0.0
1,260,000	(6)	Svenska Handelsbanken AB, 0.110%, 02/10/2022	1,260,377	0.1
1,450,000	(6)	Toronto-Dominion Bank, 0.150%, 03/03/2022	1,450,576	0.1

	Total Certificates of Deposit
	(Cost $21,996,848)		21,996,848	0.7

Shares			Value	Percentage of Net Assets
		Mutual Funds: 2.3%
61,433,000	(6),(7)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030%	61,433,000	1.8
8,077,000	(6),(7)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.030%	8,077,000	0.3
8,077,000	(6),(7)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 0.030%	8,077,000	0.2
	Total Mutual Funds
	(Cost $77,587,000)		77,587,000	2.3

	Total Short-Term Investments
	(Cost $699,096,854)		699,098,060	21.0

	Total Investments in Securities (Cost $3,961,035,671)		$4,091,014,818	122.6
	Liabilities in Excess of Other Assets		(755,452,044)	(22.6)
	Net Assets		$3,335,562,774	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Security, or a portion of the security, is on loan.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Variable rate security. Rate shown is the rate in effect as of September 30, 2021.
(4)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(5)	Represents or includes a TBA transaction.
(6)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(7)	Rate shown is the 7-day yield as of September 30, 2021.

Reference Rate Abbreviations:
US0012M	12-month LIBOR

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2021 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2021
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$–	$952,341,537	$–	$952,341,537
Collateralized Mortgage Obligations	–	1,309,916	–	1,309,916
Municipal Bonds	–	31,466,071	–	31,466,071
Sovereign Bonds	–	58,400,489	–	58,400,489
U.S. Government Agency Obligations	–	867,355,749	–	867,355,749
Asset-Backed Securities	–	20,355,034	–	20,355,034
Supranational Bonds	–	20,162,375	–	20,162,375
Commercial Mortgage-Backed Securities	–	63,545,073	–	63,545,073
U.S. Treasury Obligations	–	1,376,980,514	–	1,376,980,514
Short-Term Investments	77,587,000	621,511,060	–	699,098,060
Total Investments, at fair value	$77,587,000	$4,013,427,818	$–	$4,091,014,818
Other Financial Instruments+
Futures	388,293	–	–	388,293
Total Assets	$77,975,293	$4,013,427,818	$–	$4,091,403,111
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$–	$(8,970)	$–	$(8,970)
Futures	(117,365)	–	–	(117,365)
Total Liabilities	$(117,365)	$(8,970)	$–	$(126,335)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At September 30, 2021, the following futures contracts were outstanding for Voya U.S. Bond Index Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 10-Year Note	82	12/21/21	$10,791,969	$(117,365)
			$10,791,969	$(117,365)
Short Contracts:
U.S. Treasury 2-Year Note	(3)	12/31/21	(660,164)	346
U.S. Treasury 5-Year Note	(82)	12/31/21	(10,064,860)	52,374
U.S. Treasury Ultra 10-Year Note	(153)	12/21/21	(22,223,250)	335,573
			$(32,948,274)	$388,293

At September 30, 2021, the following centrally cleared credit default swaps were outstanding for Voya U.S. Bond Index Portfolio:

Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection(1)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)(2)	Termination Date	Notional Amount(3)		Fair Value(4)	Unrealized Appreciation/ (Depreciation)
CDX North American High Yield Index, Series 37, Version 1	Buy	1.000	12/20/26	USD	40,000,000	$(955,199)	$(8,970)
						$(955,199)	$(8,970)

(1)	If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Payments made quarterly.
(3)	The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(4)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

Currency Abbreviations
USD	-	United States Dollar

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2021 (Unaudited) (Continued)

At September 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $3,963,585,162.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$142,589,957
Gross Unrealized Depreciation	(15,844,572)

Net Unrealized Appreciation	$126,745,385